                                                     [JANUS LOGO]

                         Janus Equity Income Fund

                                       PROSPECTUS
                                       FEBRUARY 17, 1999

                         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                                                             Table of contents

                RISK/RETURN SUMMARY
                   Janus Equity Income Fund.....................    2
                   Fees and expenses............................    5
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    6
                   General portfolio policies...................    7
                   Risks........................................   10
                SHAREHOLDER'S MANUAL
                   Minimum investments..........................   17
                   Types of account ownership...................   17
                   How to open your Janus account...............   19
                   How to purchase shares.......................   20
                   How to exchange shares.......................   22
                   How to redeem shares.........................   24
                   Shareholder services and account policies....   28
                MANAGEMENT OF THE FUNDS
                   Investment adviser...........................   33
                   Portfolio manager............................   34
                OTHER INFORMATION............... ...............   35
                DISTRIBUTIONS AND TAXES
                   Distributions................................   36
                   Taxes........................................   37
                FINANCIAL HIGHLIGHTS.............. .............   39
                GLOSSARY
                   Glossary of investment terms.................   40


                                                            Table of contents  1

Risk return summary

JANUS EQUITY INCOME FUND

1. WHAT IS THE INVESTMENT OBJECTIVE OF JANUS EQUITY INCOME FUND?

               The Fund seeks current income and long-term growth of capital.

               The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS EQUITY INCOME FUND?

               The Fund normally emphasizes investments in common stocks, and growth potential is a significant investment consideration. Normally, it invests at least 65% of its assets in income-producing equity securities.

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks mostly for equity and income-producing securities that meet his investment criteria one at a time. If the portfolio manager is unable to find such investments, much of the Fund's assets may be in cash or similar investments.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS EQUITY INCOME FUND?

               The biggest risk of investing in this Fund is that its returns may vary and you could lose money. If you are considering investing in the Fund, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease which means if you sell your shares in the Fund you would get back less money.

 2 Janus Equity Income Fund

               The income component of the Fund's portfolio includes fixed-income securities. A fundamental risk to the income component is that the value of these securities will fall if interest rates rise. Generally, the value of a fixed-income portfolio will decrease when interest rates rise, which means the fund's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk return summary  3

               The following information illustrates how the Fund's performance has varied over time. The bar chart depicts the change in the Fund's performance from year-to-year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               JANUS EQUITY INCOME FUND

A BAR CHART showing Annual Total Returns for Janus Equity Income Fund from 1997 through 1998:

               Annual returns for periods ended 12/31

                                           31.08%    40.05%
                                            1997      1998

Each percentage is represented by a bar of proportionate size with the actual total return printed above the bar.

               Best Quarter: 4th-1998  26.34%;  Worst Quarter: 3rd-1998  (8.06%)

                                    Average annual total return for periods ended 12/31/98
                                    ------------------------------------------------------

                                                                           Since Inception
                                                                  1 year      (6/28/96)
                Janus Equity Income Fund                          40.05%       35.11%
                S&P 500 Index*                                    28.74%       29.74%
                                                              ----------------------------

               * The S&P 500 is the Standard & Poor's Composite Index of 500
                 Stocks, a widely recognized, unmanaged index of common stock prices.

               The Fund's past performance does not necessarily indicate how it will perform in the future.

 4 Janus Equity Income Fund

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

               This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements) for the fiscal year ended October 31, 1998.

                                                       Janus Equity Income Fund
   Management Fee                                                 0.75%
   Other Expenses                                                 0.46%
   Total Annual Fund Operating Expenses                           1.21%

--------------------------------------------------------------------------------
  EXAMPLE:
  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year    3 Years    5 Years    10 Years
                                             ----------------------------------------
   Janus Equity Income Fund                   $123      $384       $665       $1,466

                                                          Risk return summary  5

Investment objective, principal
           investment strategies
           and risks

               This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus on pages 10-12 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Janus Equity Income Fund seeks current income and long-term growth of capital. It pursues its objective by normally emphasizing investments in common stocks, and growth potential is a significant investment consideration. The Fund tries to provide a lower level of volatility than the S&P 500 Index. Normally, it invests at least 65% of its assets in income-producing equity securities including common and preferred stocks, warrants and securities that are convertible to common or preferred stocks.

               The lower volatility sought by the Fund is expected to result primarily from investments in dividend-paying common stocks and other equity securities characterized by relatively greater price stability. The greater price stability sought by the Fund may be characteristic of companies that generate above average free cash flows. A company may use free cash flows for a number of purposes including commencing or increasing dividend payments, repurchasing its own stock or retiring outstanding debt. The portfolio manager also considers growth potential in selecting the Fund's securities and may hold securities selected solely for their growth potential. The growth component of the Fund's portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential.

 6 Janus Equity Income Fund

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply only at the time of purchase of the security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

               OTHER TYPES OF INVESTMENTS
               The Fund invests in domestic and foreign equity securities with a degree of emphasis on income. The Fund may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk securities (less than 35% of the Fund's assets)

              Investment objective, principal investment strategies and risks  7

               - options, futures, forwards and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under the U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               The Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

 8 Janus Equity Income Fund

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

              Investment objective, principal investment strategies and risks  9

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities or companies with relatively small market capitalizations.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. I'VE HEARD A LOT ABOUT HOW THE CHANGE TO THE YEAR 2000 COULD AFFECT COMPUTER SYSTEMS. DOES THIS CREATE ANY SPECIAL RISKS?

               The portfolio manager carefully researches each potential investment before making an investment decision and, among other

 10 Janus Equity Income Fund
               things, considers Year 2000 readiness when selecting portfolio holdings. However, there is no guarantee that the information the portfolio manager receives regarding a company's Year 2000 readiness is completely accurate. If a company has not satisfactorily addressed Year 2000 issues, the Fund's performance could suffer.

3. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               The Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - currency risk

               - political and economic risk

               - regulatory risk

               - market risk

               - transaction costs

               These risks are described in the SAI.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK SECURITIES?

               High-yield/high-risk securities (or "junk" bonds) are securities rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality securities generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade debt securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

             Investment objective, principal investment strategies and risks  11

               Please refer to the SAI for a description of bond rating categories.

5. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Fund believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.

 12 Janus Equity Income Fund

                       This page intentionally left blank

Janus Equity Income Fund

                   Shareholder's
                   Manual

                   This section will help you become
                   familiar with the different types
                   of accounts you can establish with
                   Janus. It also explains in detail
                   the wide array of services and
                   features you can establish on your
                   account, as well as account
                   policies and fees that may apply
                   to your account. Account policies
                   (including fees), services and
                   features may be modified or
                   discontinued without shareholder
                   approval or prior notice.

                                                    [JANUS LOGO]

HOW TO GET IN TOUCH WITH JANUS

               Janus offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations Monday-Friday 7:00 a.m. to 6:00 p.m. Mountain time and Saturday 9:00 a.m. to 1:00 p.m. Mountain time.

               100 Fillmore Street, Suite 100
               Denver, CO 80206

               3773 Cherry Creek North Drive, Suite 101
               Denver, CO 80209

 QUICK ADDRESS AND TELEPHONE REFERENCE
--------------------------------------------------------------------------------

  MAILING ADDRESS                               JANUS XPRESSLINE(TM)
  Janus                                         1-888-979-7737
  P.O. Box 173375                               For 24-hour access to account
  Denver, CO 80217-3375                         and fund information,
                                                exchanges, purchases and
  FOR OVERNIGHT CARRIER                         redemptions, automated daily
  Janus                                         quotes on fund share prices,
  Suite 101                                     yields and total returns.
  3773 Cherry Creek North Drive
  Denver, CO 80209-3811                         TDD
                                                1-800-525-0056
  INVESTOR SERVICE REPRESENTATIVES              A telecommunications device
  If you have any questions while reading       for our hearing- and
  this Prospectus, please call one of our       speech-impaired shareholders.
  Investor Service Representatives at
  1-800-525-3713 Monday-Friday: 8:00            JANUS LITERATURE LINE
  a.m.-8:00 p.m., and Saturday: 10:00           1-800-525-8983
  a.m.-4:00 p.m., New York time.                To request a prospectus,
  JANUS INTERNET ADDRESS                        shareholder reports or
  janus.com                                     marketing materials 24 hours a
                                                day.

 16 Janus Equity Income Fund

MINIMUM INVESTMENTS*
---------------------------------------------

To open a new regular account        $2,500

To open a new retirement,
education or UGMA/UTMA account       $  500

To open a new regular account with
an Automatic Investment Program      $  500**

To add to any type of an account     $  100+

 * The Fund reserves the right to
   change the amount of these
   minimums from time to time or
   to waive them in whole or in
   part for certain types of
   accounts.
** An Automatic Investment Program
   requires a $100 minimum
   automatic investment per month
   until the account balance
   reaches $2,500.
 + The minimum subsequent
   investment for IRA UGMA/UTMA
   accounts is $50.

TYPES OF ACCOUNT OWNERSHIP

               If you are investing in the Fund for the first time, you will need to establish an account. You can establish the following types of accounts by completing a New Account Application. To request an application, call 1-800-525-3713 or visit our Web site at janus.com to download an application.

               INDIVIDUAL OR JOINT OWNERSHIP
               Individual accounts are owned by one person. Joint accounts have two or more owners.

               A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
               An UGMA/ UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

               TRUST
               An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

                                                        Shareholder's manual  17

               BUSINESS ACCOUNTS
               Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

TAX-DEFERRED ACCOUNTS

               If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described below and the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               Investors Fiduciary Trust Company serves as custodian for the tax-deferred accounts offered by the Fund. You will be charged an annual account maintenance fee of $12 for each taxpayer identification number no matter how many tax-deferred accounts you have with Janus. You may pay the fee by check or have it automatically deducted from your account (usually in December). The custodian reserves the right to change the amount of this fee or to waive it in whole or in part for certain types of accounts.

               The following plans require a special application. For an application and more details about our Retirement Plans, call 1-800-525-3713.

               TRADITIONAL AND ROTH INDIVIDUAL RETIREMENT ACCOUNTS
               Both types of IRAs allow most individuals with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually. Please refer to the Janus IRA booklet for more complete information regarding the different types of IRAs.

 18 Janus Equity Income Fund

               EDUCATION IRA
               This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18. Please refer to the Janus IRA booklet for more complete information regarding the Education IRA.

               SIMPLIFIED EMPLOYEE PENSION PLAN
               This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

               PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
               These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

               SECTION 403(b)(7) PLAN
               Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

HOW TO OPEN YOUR JANUS ACCOUNT

               Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application and make your check payable to Janus. The Fund is available only to U.S. citizens or residents, and your application will be returned to you if you do not meet these criteria. Send all items to one of addresses listed in the "Quick Address and Telephone Reference" on page 16.

                                                        Shareholder's manual  19

HOW TO PURCHASE SHARES

               PAYING FOR SHARES

               When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted. Please note the following:

               - Cash, credit cards, third party checks and credit card checks will not be accepted.

               - All purchases must be made in U.S. dollars.

               - Checks must be drawn on a U.S. bank and made payable to Janus.

               - If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

               - If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

               - The Fund reserves the right to reject any specific purchase request.

               If your purchase is cancelled you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

               ONCE YOU HAVE OPENED YOUR JANUS ACCOUNT, THE MINIMUM AMOUNT FOR AN ADDITIONAL INVESTMENT IS $100 ($50 FOR IRAs OR UGMA/UTMA ACCOUNTS). You may add to your account at any time through any of the following options:

               BY MAIL

               Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a

 20 Janus Equity Income Fund
               rollover or a current or prior year contribution. Send your check made payable to Janus and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

               BY TELEPHONE

               This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. To purchase shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus XpressLine, 1-888-979-7737, for access to this option 24 hours a day. When you make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares Option" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten business days after the form is received.

               BY WIRE

               Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

               BY INTERNET

               You must pre-establish the "Telephone Purchase of Shares Option" to make a purchase on our Web site at janus.com. If you have questions, please call 1-800-975-9932 to speak to a Janus representative.

               AUTOMATIC INVESTMENT PROGRAMS

               Janus offers several automatic investment programs to help you achieve your financial goals as simply and conveniently as

                                                        Shareholder's manual  21
               possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

               AUTOMATIC MONTHLY INVESTMENT PROGRAM
               You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. To establish this option, complete the "Automatic Monthly Investment Program" section on the application and attach a "voided" check from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

               PAYROLL DEDUCTION
               If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.

               SYSTEMATIC EXCHANGE
               With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

HOW TO EXCHANGE SHARES

               On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

               IN WRITING

               To request an exchange in writing, please follow the instructions for written requests on page 26.

               BY TELEPHONE

               All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours

 22 Janus Equity Income Fund
               or call the Janus XpressLine, 1-888-979-7737, for access to this option 24 hours a day.

               BY SYSTEMATIC EXCHANGE

               As noted above, you may establish a Systematic Exchange for as little as $100 per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges. If the balance in the account you are exchanging from falls below the systematic exchange amount, all remaining shares will be exchanged and the program will be discontinued.

               BY INTERNET

               Exchanges may also be made on our Web site at janus.com.

               EXCHANGE POLICIES

               - Except for Systematic Exchanges, new accounts established by exchange must be opened with $2,500 or the total account value if the value of the account you are exchanging from is less than $2,500.

               - Exchanges between existing accounts must meet the $100
                 subsequent investment requirement.

               - You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges). Exchanges in excess of this limit may be subject to an exchange fee or may result in termination of the exchange privilege.

               - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Fund may reject exchanges from accounts engaged in or known to engage in trading in excess of the limit above (including market timing transactions).

               - Exchanges between accounts will be accepted only if the
                 registrations are identical.

                                                        Shareholder's manual  23

               - If the shares you are exchanging are held in certificate form, you must return the certificate to the Fund prior to making any exchanges.

               - Be sure to read the prospectus for the fund into which you are exchanging.

               - An exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-tax deferred account.

HOW TO REDEEM SHARES

               On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted. The redemption may be suspended for 10 days following an address change unless a signature guarantee is provided.

               IN WRITING

               To request a redemption in writing, please follow the instructions for written requests noted on page 26.

               BY TELEPHONE

               Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing. This option enables you to request redemptions daily from your account by calling 1-800-525-3713 by the close of the regular trading session of the New York Stock Exchange ("NYSE") normally 4:00 p.m. New York time. You may also use Janus XpressLine, 1-888-979-7737, for access to this option 24 hours a day. (There is a daily limit of $100,000 per account for redemptions payable by check.)

 24 Janus Equity Income Fund

               BY INTERNET

               Redemptions may also be made on our Web site at janus.com.

               SYSTEMATIC REDEMPTION OPTION

               The Systematic Redemption Option allows you to redeem a specific dollar amount from your Fund account on a regular basis. For more information or to request the appropriate form, please call 1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS

               BY CHECK
               Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

               BY ELECTRONIC TRANSFER
               If you have established the electronic redemption option, your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer). Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire. ACH transfers are made free of charge. Wire redemptions are not available for retirement accounts.

               If you would like to establish the electronic redemption option on an existing account, please call 1-800-525-3713 to request the appropriate form.

               IF THE SHARES BEING REDEEMED WERE PURCHASED BY CHECK, TELEPHONE, ON OUR WEB SITE, OR THROUGH THE AUTOMATIC MONTHLY INVESTMENT PROGRAM, THE FUND MAY DELAY THE PAYMENT OF YOUR REDEMPTION PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus

                                                        Shareholder's manual  25

               Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

               To redeem all or part of your shares in writing, your request should be sent to one of the addresses listed on page 16 and must include the following information:

               - the name of the Fund

               - the account number

               - the amount of money or number of shares being redeemed or exchanged

               - the name(s) on the account registration

               - the signature(s) of all registered account owners

               - your daytime telephone number

               SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

               INDIVIDUAL, JOINT TENANTS, TENANTS IN COMMON
               Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

               UGMA OR UTMA
               Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

               SOLE PROPRIETOR, GENERAL PARTNER
               Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

               CORPORATION, ASSOCIATION
               Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

 26 Janus Equity Income Fund

               TRUST
               Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

               IRA
               Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59 1/2) or premature (before age 59 1/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

SIGNATURE GUARANTEE

               In addition to the signature requirements, A SIGNATURE GUARANTEE IS ALSO REQUIRED if any of the following is applicable:

               - You request a redemption by check that exceeds $100,000.

               - You would like the check made payable to anyone other than the shareholder(s) of record.

               - You would like the check mailed to an address which has been changed within 10 days of the redemption request.

               - You would like the check mailed to an address other than the address of record.

               THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS. FOR MORE INFORMATION PERTAINING TO SIGNATURE GUARANTEES, PLEASE CALL 1-800-525-3713.

               HOW TO OBTAIN A SIGNATURE GUARANTEE

               A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guaran-

                                                        Shareholder's manual  27
               tee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

               If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

PRICING OF FUND SHARES

               All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent or authorized designee). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

               JANUS XPRESSLINE(TM)

               Janus XpressLine, our electronic telephone service, offers you 24-hour access by TouchTone(TM) telephone to obtain information on account balances, Fund performance or dividends. You can also make exchanges, purchases and redemptions in existing accounts, request literature about any Janus fund, or order duplicate

 28 Janus Equity Income Fund
               statements. Janus XpressLine is accessed by calling 1-888-979-7737. Calls are limited to five minutes.

               JANUS WEB SITE

               Janus maintains a Web site located at janus.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Fund's NAV through the Web site. In order to engage in transactions on our Web site, you must authorize us to transmit account information online and accept online instructions (see janus.com and follow the procedures accordingly). You may also need to have bank account information, wire instructions or other options established on your account. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed. If you have questions, please call 1-800-975-9932 to speak to a Janus representative.

               ACCOUNT MINIMUMS

               Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from accounts with values below the minimums described on page 17 or to close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that, for purposes of this policy, accounts will be valued in September, and the $10 fee will be assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

                                                        Shareholder's manual  29

               TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

               You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customer, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

               TAXPAYER IDENTIFICATION NUMBER

               On your application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

               SHARE CERTIFICATES

               Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only and reserves the right to charge a fee for this service.

 30 Janus Equity Income Fund

               Share certificates will not be issued until the shares have been held for at least 15 days and will not be issued for accounts that do not meet the minimum investment requirements. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

               INVOLUNTARY REDEMPTIONS

               The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

               TELEPHONE TRANSACTIONS

               You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

               It may be difficult to reach an Investor Service Representative by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, calling the Janus XpressLine or visiting our Web site.

               TEMPORARY SUSPENSION OF SERVICES

               The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions or other shareholder services.

               ADDRESS CHANGES

               To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

                                                        Shareholder's manual  31

               REGISTRATION CHANGES

               To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information call 1-800-525-3713.

               STATEMENTS AND REPORTS

               Investors participating in an automatic investment program will receive quarterly confirmations of all transactions. Dividend information will be distributed quarterly. In addition, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction.

               The Fund produces financial reports, which include a list of the Fund's portfolio holdings, semiannually and updates its prospectus annually. To reduce expenses, the Fund may choose to mail only one report or prospectus to your household, even if more than one person in the household has a Fund account. Please call 1-800-525-3713 if you would like to receive additional reports or prospectuses. The Fund reserves the right to charge a fee for additional statement and report requests.

 32 Janus Equity Income Fund

                                                          Management of the fund

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Annual Fund Operating Expenses table on page 5 lists the actual management fee and total operating expenses of the Fund for the most recent fiscal year.

                                                      Management of the fund  33

PORTFOLIO MANAGER

BLAINE P. ROLLINS
--------------------------------------------------------------------------------
                   is Executive Vice President and portfolio manager of the Fund, which he has managed since inception, and Janus Balanced Fund, which he has managed since January 1996. He is an assistant portfolio manager of Janus Fund. Mr.
                   Rollins joined Janus Capital in 1990 and gained experience as a fixed-income trader and equity research analyst prior to managing Janus Balanced Fund. He holds a Bachelor of Science in Finance from the University of Colorado and received the Chartered Financial Analyst designation.

 34 Janus Equity Income Fund

                                                               Other information

               SIZE OF THE FUND

               Although there is no present intention to do so, the Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund will be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               YEAR 2000

               Preparing for Year 2000 is a high priority for Janus Capital, which has established a dedicated group to address this issue. Janus Capital has devoted considerable internal resources and has engaged one of the foremost experts in the field to help achieve Year 2000 readiness. Janus Capital does not anticipate that Year 2000-related issues will have a material impact on its ability to continue to provide the Fund with service at current levels; however, Janus Capital cannot make any assurances that the steps it has taken to ensure Year 2000 readiness will be successful. In addition, there can be no assurance that Year 2000 issues will not affect the companies in which the Fund invests or worldwide markets and economies.

                                                           Other information  35

Distributions and taxes

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends are normally declared and paid in March, June, September and December, while capital gains distributions are normally declared and paid in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the

 36 Janus Equity Income Fund
               increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

               When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing the Fund at one of the addresses on page 16 or calling 1-800-525-3713. The Fund offers the following options:

               1. REINVESTMENT OPTION
               You may reinvest your income dividends and capital gains distributions in additional shares. This option is assigned automatically if no other choice is made.

               2. CASH OPTION
               You may receive your income dividends and capital gains distributions in cash.

               3. REINVEST AND CASH OPTION
               You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

               4. REDIRECT OPTION
               You may direct your dividends or capital gains to purchase shares of another Janus fund.

               The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a Fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you

                                                     Distributions and taxes  37
               may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS
               Dividends and distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND
               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 38 Janus Equity Income Fund

                                                            Financial highlights

               The financial highlights table is intended to help you understand the Fund's financial performance through October 31st of each fiscal period shown. Items 1 through 9 reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

                               JANUS EQUITY INCOME FUND
---------------------------------------------------------------------------------------
                                                            Periods ending October 31st
                                                             1998      1997     1996(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                   $13.98    $11.29    $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                    0.05      0.09      0.07
  3. Net gains or (losses) on securities (both realized
     and unrealized)                                          2.47      3.11      1.25
  4. Total from investment operations                         2.52      3.20      1.32
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                 (0.03)    (0.12)    (0.03)
  6. Dividends (in excess of net investment income)             --        --        --
  7. Distributions (from capital gains)                     (0.88)    (0.39)        --
  8. Total distributions                                    (0.91)    (0.51)    (0.03)
  9. NET ASSET VALUE, END OF PERIOD                         $15.59    $13.98    $11.29
 10. TOTAL RETURN*                                          19.21%    29.46%    13.20%
 11. Net assets, end of period (in millions)                  $201       $74       $30
 12. Average net assets for the period (in millions)          $134       $46       $21
 13. Ratio of gross expenses to average net assets**         1.21%     1.48%     1.79%
 14. Ratio of net expenses to average net assets**           1.18%     1.45%     1.71%
 15. Ratio of net investment income/(loss) to average net
     assets**                                                0.41%     0.62%     3.09%
 16. Portfolio turnover rate**                                101%      180%      325%
---------------------------------------------------------------------------------------

(1) Fiscal period from June 28, 1996 (inception) to October 31, 1996.
  * Total return is not annualized for periods of less than one full year. ** Annualized for periods of less than one full year.

                                                        Financial highlights  39

Glossary of investment terms

               This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company, and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stocks are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are equity securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

 40 Janus Equity Income Fund

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK SECURITIES are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio managers may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICs) are any foreign corporations which generate certain amounts of passive income or

                                                Glossary of investment terms  41
               hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually heavy redemption requests, or for other temporary or emergency purposes.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also

 42 Janus Equity Income Fund
               include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               WARRANTS are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

                                                Glossary of investment terms  43

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instrument and may be more volatile than the underlying instrument. The Fund bears the market risk of an investment in the underlying instrument, as well as the credit risk of the issuer.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

 44 Janus Equity Income Fund

                       This page intentionally left blank

[JANUS LOGO]
          1-800-525-3713
          P.O. Box 173375
          Denver, Colorado 80217-3375
          janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting Janus at 1-800-525-3713 or visiting our Web site at janus.com. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during their last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review the Fund's Statement of Additional Information at the Public Reference Room of the SEC or get text only copies for a fee, by writing to or calling the Public Reference Room, Washington, D.C. 20549-6009 (1-800-SEC-0330). You may obtain the Statement of Additional Information for free from the SEC's Web site at http://www.sec.gov.

              Investment Company Act File No. 811-1879

  3186

                                                     [JANUS LOGO]

                         Janus High-Yield Fund

                                       PROSPECTUS
                                       FEBRUARY 17, 1999

                         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                                                               Table of contents

                RISK/RETURN SUMMARY
                   Janus High-Yield Fund........................    2
                   Fees and expenses............................    5
                INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objectives and principal
                   investment strategies........................    6
                   General portfolio policies...................    8
                   Risks........................................   11
                SHAREHOLDER'S MANUAL
                   Minimum investments..........................   17
                   Types of account ownership...................   17
                   How to open your Janus account...............   19
                   How to purchase shares.......................   20
                   How to exchange shares.......................   22
                   How to redeem shares.........................   24
                   Shareholder services and account policies....   28
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   33
                   Portfolio manager............................   34
                OTHER INFORMATION...............................   35
                DISTRIBUTIONS AND TAXES
                   Distributions................................   36
                   Taxes........................................   38
                FINANCIAL HIGHLIGHTS............................   40
                GLOSSARY
                   Glossary of investment terms.................   41
                RATING CATEGORIES
                   Explanation of rating categories.............   48


                                                            Table of contents  1

Risk return summary

JANUS HIGH-YIELD FUND

1. WHAT ARE THE INVESTMENT OBJECTIVES OF JANUS HIGH-YIELD FUND?

               The Fund seeks to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective.

               The Fund's Trustees may change these objectives without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change in the Fund's objectives or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objectives.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS HIGH-YIELD FUND?

               The Fund normally invests at least 65% of its assets in high-yield/high-risk fixed-income securities, and may at times invest all of its assets in these securities.

               In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks mostly for income-producing securities that meet his investment criteria one at a time. If the portfolio manager is unable to find such investments, the Fund's assets may be in cash or similar investments.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS HIGH-YIELD FUND?

               Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's returns and yields will vary, and you could lose money.

               The Fund invests in a variety of fixed-income securities. A fundamental risk is that the value of these securities will fall if interest rates rise. Generally, the value of a fixed-income portfolio will decrease when interest rates rise, which means the Fund's net asset value (NAV) will likewise decrease. Another fundamental risk associated with fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

 2 Janus High-Yield Fund

               The Fund may invest an unlimited amount of its assets in high-yield/high-risk securities, also known as "junk" bonds. Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These securities generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Fund may vary significantly, depending upon its holdings in junk bonds.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk return summary  3

               The following information illustrates how the Fund's performance has varied over time. The bar chart depicts the change in the Fund's performance from year-to-year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               JANUS HIGH-YIELD FUND

A BAR CHART showing Annual Total Returns for Janus High-Yield Fund from 1996 through 1998:

               Annual returns for periods ended 12/31

                          23.99%      15.47%       0.97%
                           1996        1997        1998

Each percentage is represented by a bar of proportionate size with the actual total return printed above the bar.

               Best Quarter: 1st-1996 7.34%; Worst Quarter: 3rd-1998 (5.76%)


                          Average annual total return for periods ended 12/31/98
                          ------------------------------------------------------


                                                                           Since Inception
                                                                 1 year      (12/29/95)
                Janus High-Yield Fund                             0.97%        13.07%
                Lehman Brothers High-Yield Bond Index*            1.60%         8.46%
                                                             ------------------------

               * Lehman Brothers High-Yield Bond Index is composed of
                 fixed-rate, publicly issued, noninvestment grade debt.

               The Fund's past performance does not necessarily indicate how it will perform in the future.

 4 Janus High-Yield Fund

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

               This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements) for the fiscal year ended October 31, 1998.

                                                               Janus High-Yield Fund
   Management Fee                                                 0.73%
   Other Expenses                                                 0.26%
   Total Annual Fund Operating Expenses                           0.99%

--------------------------------------------------------------------------------

  EXAMPLE

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 Year     3 Years    5 Years    10 Years
                                               -----------------------------------------
   Janus High-Yield Fund                        $101       $315       $547       $1,213

                                                          Risk return summary  5

Investment objectives, principal
           investment strategies
           and risks

               This section takes a closer look at the investment objectives of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus on pages 11-13 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

               Janus High-Yield Fund seeks to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. It pursues its objectives by normally investing 65% of its assets in high-yield/high-risk fixed-income securities, and may at times invest all of its assets in these securities.

               In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks mostly for income-producing securities that meet his investment criteria one at a time. If the portfolio manager is unable to find such investments, much of the Fund's assets may be in cash or similar investments.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

               Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern. A bond fund's average-weighted

 6 Janus High-Yield Fund
               effective maturity and its duration are measures of how the fund may react to interest rate changes.

2. HOW DOES THE FUND MANAGE INTEREST RATE RISK?

               The Fund may vary the average-weighted effective maturity of its portfolio to reflect its portfolio manager's analysis of interest rate trends and other factors. The Fund's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when its portfolio manager expects interest rates to fall. The Fund may also use futures, options and other derivatives to manage interest rate risks.

3. WHAT IS MEANT BY THE FUND'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

               The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Dollar-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Fund with each effective maturity "weighted" according to the percentage of net assets that it represents.

4. WHAT IS MEANT BY THE FUND'S "DURATION"?

               A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond fund is calculated by averaging the duration of bonds held by a fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Fund's duration is usually shorter than its average maturity.

5. WHAT IS A HIGH-YIELD/HIGH-RISK SECURITY?

               A high-yield/high-risk security (also called a "junk" bond) is a debt security rated below investment grade by major rating

             Investment objectives, principal investment strategies and risks  7 agencies (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply only at the time of purchase of the security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in bonds.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in fixed-income securities, which may include corporate bonds and notes, government securities, preferred stock, high-yield/high-risk fixed-income securities and municipal obligations. The Fund may also invest to a lesser degree

 8 Janus High-Yield Fund
               in other types of securities. These securities (which are described in the Glossary) may include:

               - common stocks

               - mortgage- and asset-backed securities (without limit)

               - zero coupon, pay-in-kind and step coupon securities (without limit)

               - options, futures, forwards and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under the U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               The Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate

             Investment objectives, principal investment strategies and risks  9 in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

 10 Janus High-Yield Fund

RISKS

               Because the Fund invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Fund's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

               Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

2. HOW IS CREDIT QUALITY MEASURED?

               Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to "Explanation of Rating Categories" on page 48 for a description of rating categories.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK SECURITIES?

   High-yield/high-risk securities (or "junk" bonds) are securities rated below investment grade by the primary rating agencies

            Investment objectives, principal investment strategies and risks 11 such as Standard & Poor's and Moody's. The value of lower quality securities generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade debt securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

   The junk bond market can experience sudden and sharp price swings. Because the Fund may invest a significant portion of its portfolio in high-yield/high-risk securities, investors should be willing to tolerate a corresponding increase in the risk of significant and sudden changes in NAV. Please refer to the "Explanation of Rating Categories" on page 48 for a description of rating categories.

4. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Fund believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.

5. I'VE HEARD A LOT ABOUT HOW THE CHANGE TO THE YEAR 2000 COULD AFFECT COMPUTER SYSTEMS. DOES THIS CREATE ANY SPECIAL RISKS?

               The portfolio manager carefully researches each potential investment before making an investment decision and, among other things, considers Year 2000 readiness when selecting portfolio holdings. However, there is no guarantee that the information the portfolio manager receives regarding a company's Year 2000 readiness is completely accurate. If a company has not satisfacto-

 12 Janus High-Yield Fund
               rily addressed Year 2000 issues, the Fund's performance could suffer.

6. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               The Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - currency risk

               - political and economic risk

               - regulatory risk

               - market risk

               - transaction costs

               These risks are described in the SAI.

            Investment objectives, principal investment strategies and risks  13

Janus High-Yield Fund

                   Shareholder's
                   Manual

                   This section will help you become
                   familiar with the different types
                   of accounts you can establish with
                   Janus. It also explains in detail
                   the wide array of services and
                   features you can establish on your
                   account, as well as account
                   policies and fees that may apply
                   to your account. Account policies
                   (including fees), services and
                   features may be modified or
                   discontinued without shareholder
                   approval or prior notice.

                                                    [JANUS LOGO]

HOW TO GET IN TOUCH WITH JANUS

               Janus offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations: Monday-Friday 7:00 a.m. to 6:00 p.m. Mountain time and Saturday 9:00 a.m. to 1:00 p.m. Mountain time.

               100 Fillmore Street, Suite 100
               Denver, CO 80206

               3773 Cherry Creek North Drive, Suite 101
               Denver, CO 80209

 QUICK ADDRESS AND TELEPHONE REFERENCE
--------------------------------------------------------------------------------

  MAILING ADDRESS                               JANUS XPRESSLINE(TM)
  Janus                                         1-888-979-7737
  P.O. Box 173375                               For 24-hour access to account
  Denver, CO 80217-3375                         and fund information,
                                                exchanges, purchases and
  FOR OVERNIGHT CARRIER                         redemptions, automated daily
  Janus                                         quotes on fund share prices,
  Suite 101                                     yields and total returns.
  3773 Cherry Creek North Drive
  Denver, CO 80209-3811                         TDD
                                                1-800-525-0056
  INVESTOR SERVICE REPRESENTATIVES              A telecommunications device
  If you have any questions while reading       for our hearing- and
  this Prospectus, please call one of our       speech-impaired shareholders.
  Investor Service Representatives at
  1-800-525-3713 Monday-Friday: 8:00            JANUS LITERATURE LINE
  a.m.-8:00 p.m., and Saturday: 10:00           1-800-525-8983
  a.m.-4:00 p.m., New York time.                To request a prospectus,
  JANUS INTERNET ADDRESS                        shareholder reports or
  janus.com                                     marketing materials 24 hours a
                                                day.

 16 Janus High-Yield Fund

MINIMUM INVESTMENTS*
---------------------------------------------

To open a new regular account.....   $2,500

To open a new retirement,
education or UGMA/UTMA account....   $  500

To open a new regular account with
an Automatic Investment Program...   $  500**

To add to any type of an
account...........................   $  100+

 * The Fund reserves the right to
   change the amount of these
   minimums from time to time or
   to waive them in whole or in
   part for certain types of
   accounts.
** An Automatic Investment Program
   requires a $100 minimum
   automatic investment per month
   until the account balance
   reaches $2,500.
 + The minimum subsequent
   investment for IRA UGMA/UTMA
   accounts is $50.

TYPES OF ACCOUNT OWNERSHIP

               If you are investing in the Fund for the first time, you will need to establish an account. You can establish the following types of accounts by completing a New Account Application. To request an application, call 1-800-525-3713 or visit our Website at janus.com to download a prospectus.

               INDIVIDUAL OR JOINT OWNERSHIP
               Individual accounts are owned by one person. Joint accounts have two or more owners.

               A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
               An UGMA/ UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

               TRUST
               An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

                                                        Shareholder's manual  17

               BUSINESS ACCOUNTS
               Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

TAX-DEFERRED ACCOUNTS

               If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described below and the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               Investors Fiduciary Trust Company serves as custodian for the tax-deferred accounts offered by the Fund. You will be charged an annual account maintenance fee of $12 for each taxpayer identification number no matter how many tax-deferred accounts you have with Janus. You may pay the fee by check or have it automatically deducted from your account (usually in December). The custodian reserves the right to change the amount of this fee or to waive it in whole or in part for certain types of accounts.

               The following plans require a special application. For an application and more details about our Retirement Plans, call 1-800-525-3713.

               TRADITIONAL AND ROTH INDIVIDUAL RETIREMENT ACCOUNTS
               Both types of IRAs allow most individuals with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually. Please refer to the Janus IRA booklet for more complete information regarding the different types of IRAs.

 18 Janus High-Yield Fund

               EDUCATION IRA
               This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18. Please refer to the Janus IRA booklet for more complete information regarding the Education IRA.

               SIMPLIFIED EMPLOYEE PENSION PLAN
               This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

               PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
               These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

               SECTION 403(b)(7) PLAN
               Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

HOW TO OPEN YOUR JANUS ACCOUNT

               Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application and make your check payable to Janus. The Fund is available only to U.S. citizens or residents, and your application will be returned to you if you do not meet these criteria. Send all items to one of addresses listed in the "Quick Address and Telephone Reference" on page 16.

                                                        Shareholder's manual  19

HOW TO PURCHASE SHARES

               PAYING FOR SHARES

               When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted. Please note the following:

               - Cash, credit cards, third party checks and credit card checks will not be accepted.

               - All purchases must be made in U.S. dollars.

               - Checks must be drawn on a U.S. bank and made payable to Janus.

               - If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

               - If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

               - The Fund reserves the right to reject any specific purchase request.

               If your purchase is cancelled you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

               ONCE YOU HAVE OPENED YOUR JANUS ACCOUNT, THE MINIMUM AMOUNT FOR AN ADDITIONAL INVESTMENT IS $100 ($50 FOR IRAs OR UGMA/UTMA ACCOUNTS). You may add to your account at any time through any of the following options:

               BY MAIL

               Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a

 20 Janus High-Yield Fund
               rollover or a current or prior year contribution. Send your check made payable to Janus and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

               BY TELEPHONE

               This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. To purchase shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus XpressLine, 1-888-979-7737, for access to this option 24 hours a day. When you make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares Option" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten business days after the form is received.

               BY WIRE

               Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

               BY INTERNET

               You must pre-establish the "Telephone Purchase of Shares Option" to make a purchase on our Web site at janus.com. If you have questions, please call 1-800-975-9932 to speak to a Janus representative.

               AUTOMATIC INVESTMENT PROGRAMS

               Janus offers several automatic investment programs to help you achieve your financial goals as simply and conveniently as

                                                        Shareholder's manual  21
               possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

               AUTOMATIC MONTHLY INVESTMENT PROGRAM
               You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. To establish this option, complete the "Automatic Monthly Investment Program" section on the application and attach a "voided" check from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

               PAYROLL DEDUCTION
               If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.

               SYSTEMATIC EXCHANGE
               With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

HOW TO EXCHANGE SHARES

               On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

               IN WRITING

               To request an exchange in writing, please follow the instructions for written requests on page 26.

               BY TELEPHONE

               All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours

 22 Janus High-Yield Fund
               or call the Janus XpressLine, 1-888-979-7737, for access to this option 24 hours a day.

               BY SYSTEMATIC EXCHANGE

               As noted above, you may establish a Systematic Exchange for as little as $100 per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges. If the balance in the account you are exchanging from falls below the systematic exchange amount, all remaining shares will be exchanged and the program will be discontinued.

               BY INTERNET

               Exchanges may also be made on our Web site at janus.com.

               EXCHANGE POLICIES

               - Except for Systematic Exchanges, new accounts established by exchange must be opened with $2,500 or the total account value if the value of the account you are exchanging from is less than $2,500.

               - Exchanges between existing accounts must meet the $100
                 subsequent investment requirement.

               - You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges). Exchanges in excess of this limit may be subject to an exchange fee or may result in termination of the exchange privilege.

               - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Fund may reject exchanges from accounts engaged in or known to engage in trading in excess of the limit above (including market timing transactions).

               - Exchanges between accounts will be accepted only if the
                 registrations are identical.

                                                        Shareholder's manual  23

               - If the shares you are exchanging are held in certificate form, you must return the certificate to the Fund prior to making any exchanges.

               - Be sure to read the prospectus for the fund into which you are exchanging.

               - An exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-tax deferred account.

HOW TO REDEEM SHARES

               On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted. The redemption may be suspended for 10 days following an address change unless a signature guarantee is provided.

               IN WRITING

               To request a redemption in writing, please follow the instructions for written requests noted on page 26.

               BY TELEPHONE

               Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing. This option enables you to request redemptions daily from your account by calling 1-800-525-3713 by the close of the regular trading session of the New York Stock Exchange ("NYSE") normally 4:00 p.m. New York time. You may also use Janus XpressLine, 1-888-979-7737, for access to this option 24 hours a day. (There is a daily limit of $100,000 per account for redemptions payable by check.)

 24 Janus High-Yield Fund

               BY INTERNET

               Redemptions may also be made on our Web site at janus.com.

               SYSTEMATIC REDEMPTION OPTION

               The Systematic Redemption Option allows you to redeem a specific dollar amount from your Fund account on a regular basis. For more information or to request the appropriate form, please call 1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS

               BY CHECK
               Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

               BY ELECTRONIC TRANSFER
               If you have established the electronic redemption option, your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer). Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire. ACH transfers are made free of charge. Wire redemptions are not available for retirement accounts.

               If you would like to establish the electronic redemption option on an existing account, please call 1-800-525-3713 to request the appropriate form.

               IF THE SHARES BEING REDEEMED WERE PURCHASED BY CHECK, TELEPHONE, ON OUR WEB SITE, OR THROUGH THE AUTOMATIC MONTHLY INVESTMENT PROGRAM, THE FUND MAY DELAY THE PAYMENT OF YOUR REDEMPTION PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus

                                                        Shareholder's manual  25

               Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

               To redeem all or part of your shares in writing, your request should be sent to one of the addresses listed on page 16 and must include the following information:

               - the name of the Fund

               - the account number

               - the amount of money or number of shares being redeemed or exchanged

               - the name(s) on the account registration

               - the signature(s) of all registered account owners

               - your daytime telephone number

               SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

               INDIVIDUAL, JOINT TENANTS, TENANTS IN COMMON
               Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

               UGMA OR UTMA
               Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

               SOLE PROPRIETOR, GENERAL PARTNER
               Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

               CORPORATION, ASSOCIATION
               Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

 26 Janus High-Yield Fund

               TRUST
               Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

               IRA
               Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59 1/2) or premature (before age 59 1/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

SIGNATURE GUARANTEE

               In addition to the signature requirements, A SIGNATURE GUARANTEE IS ALSO REQUIRED if any of the following is applicable:

               - You request a redemption by check that exceeds $100,000.

               - You would like the check made payable to anyone other than the shareholder(s) of record.

               - You would like the check mailed to an address which has been changed within 10 days of the redemption request.

               - You would like the check mailed to an address other than the address of record.

               THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS. FOR MORE INFORMATION PERTAINING TO SIGNATURE GUARANTEES, PLEASE CALL 1-800-525-3713.

               HOW TO OBTAIN A SIGNATURE GUARANTEE

               A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guaran-

                                                        Shareholder's manual  27
               tee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

               If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

PRICING OF FUND SHARES

               All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent or authorized designee). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

               JANUS XPRESSLINE(TM)

               Janus XpressLine, our electronic telephone service, offers you 24-hour access by TouchTone(TM) telephone to obtain information on account balances, Fund performance or dividends. You can also make exchanges, purchases and redemptions in existing accounts, request literature about any Janus fund, or order duplicate

 28 Janus High-Yield Fund
               statements. Janus XpressLine is accessed by calling 1-888-979-7737. Calls are limited to five minutes.

               JANUS WEB SITE

               Janus maintains a Web site located at janus.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Fund's NAV through the Web site. In order to engage in transactions on our Web site, you must authorize us to transmit account information online and accept online instructions (see janus.com and follow the procedures accordingly). You may also need to have bank account information, wire instructions or other options established on your account. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed. If you have questions, please call 1-800-975-9932 to speak to a Janus representative.

               ACCOUNT MINIMUMS

               Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from accounts with values below the minimums described on page 17 or to close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that, for purposes of this policy, accounts will be valued in September, and the $10 fee will be assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

                                                        Shareholder's manual  29

               TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

               You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customer, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

               TAXPAYER IDENTIFICATION NUMBER

               On your application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

               SHARE CERTIFICATES

               Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only and reserves the right to charge a fee for this service.

 30 Janus High-Yield Fund

               Share certificates will not be issued until the shares have been held for at least 15 days and will not be issued for accounts that do not meet the minimum investment requirements. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

               INVOLUNTARY REDEMPTIONS

               The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

               TELEPHONE TRANSACTIONS

               You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

               It may be difficult to reach an Investor Service Representative by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, calling the Janus XpressLine or visiting our Web site.

               TEMPORARY SUSPENSION OF SERVICES

               The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions or other shareholder services.

               ADDRESS CHANGES

               To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

                                                        Shareholder's manual  31

               REGISTRATION CHANGES

               To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information call 1-800-525-3713.

               STATEMENTS AND REPORTS

               Investors participating in an automatic investment program will receive quarterly confirmations of all transactions. Dividend information will be confirmed quarterly. In addition, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction.

               The Fund produces financial reports, which include a list of the Fund's portfolio holdings, semiannually and updates its prospectus annually. To reduce expenses, the Fund may choose to mail only one report or prospectus to your household, even if more than one person in the household has a Fund account. Please call 1-800-525-3713 if you would like to receive additional reports or prospectuses. The Fund reserves the right to charge a fee for additional statement and report requests.

 32 Janus High-Yield Fund

                                                          Management of the fund

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital. The Fund pays all of its expenses not assumed by Janus Capital, including auditing fees and independent Trustees' fees and expenses.

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Annual Fund Operating Expenses table on page 5 lists the actual management fee and total operating expenses of the Fund for the most recent fiscal year.

                                                      Management of the fund  33

PORTFOLIO MANAGER

SANDY R. RUFENACHT
--------------------------------------------------------------------------------
                   is Executive Vice President and portfolio manager of the Fund and Janus Short-Term Bond Fund. He has served as manager or co-manager of the Fund since June 1996 and has served as manager of Janus Short-Term Bond Fund since
                   January 1996. He previously served as Executive Vice President and co-manager of Janus Flexible Income Fund from June 1996 to February 1998. He holds a Bachelor of
                   Arts in Business from the University of Northern Colorado.

 34 Janus High-Yield Fund

                                                               Other information

               SIZE OF THE FUND

               Although there is no present intention to do so, the Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objectives. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund will be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               YEAR 2000

               Preparing for Year 2000 is a high priority for Janus Capital, which has established a dedicated group to address this issue. Janus Capital has devoted considerable internal resources and has engaged one of the foremost experts in the field to help achieve Year 2000 readiness. Janus Capital does not anticipate that Year 2000-related issues will have a material impact on its ability to continue to provide the Fund with service at current levels; however, Janus Capital cannot make any assurances that the steps it has taken to ensure Year 2000 readiness will be successful. In addition, there can be no assurance that Year 2000 issues will not affect the companies in which the Fund invests or worldwide markets and economies.

                                                           Other information  35

Distributions and taxes

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

               Income dividends are declared daily, Saturdays, Sundays and holidays are included, and are generally paid as of the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are paid at the end of the preceding month. You will begin accruing income dividends the day after a purchase is effective. If shares are redeemed, you will receive all dividends accrued through the day of the redemption. Capital gains, if any, are declared and paid in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions, other than daily income dividends, are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share.

 36 Janus High-Yield Fund

               On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

               When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing the Fund at one of the addresses on page 16 or calling 1-800-525-3713. The Fund offers the following options:

               1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares. This option is assigned automatically if no other choice is made.

               2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

               3. REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

               4. REDIRECT OPTION. You may direct your dividends or capital gains to purchase shares of another Janus fund.

               The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

                                                     Distributions and taxes  37

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a Fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS
               Dividends and distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND
               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

 38 Janus High-Yield Fund

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

                                                     Distributions and taxes  39

Financial highlights

               The financial highlights table is intended to help you understand the Fund's financial performance through October 31st of each fiscal period shown. Items 1 through 8 reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

                                  JANUS HIGH-YIELD FUND
-----------------------------------------------------------------------------------------
                                                            Periods ending October 31st
                                                             1998       1997     1996(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                   $11.83     $11.12     $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                    0.90       0.97       0.80
  3. Net gains or (losses) on securities (both realized
     and unrealized)                                        (1.02)       0.82       1.12
  4. Total from investment operations                       (0.12)       1.79       1.92
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                 (0.90)     (0.97)     (0.80)
  6. Distributions (from capital gains)                     (0.56)     (0.11)         --
  7. Total distributions                                    (1.46)     (1.08)     (0.80)
  8. NET ASSET VALUE, END OF PERIOD                         $10.25     $11.83     $11.12
  9. Total return*                                          (1.45%)    16.94%     19.71%
 10. Net assets, end of period (in millions)                  $268       $301       $211
 11. Average net assets for the period (in millions)          $381       $266        $88
 12. Ratio of gross expenses to average net assets**         0.99%      1.03%(2)   1.01%(2)
 13. Ratio of net expenses to average net assets**           0.96%      1.00%      1.00%
 14. Ratio of net investment income to average net
     assets**                                                7.85%      8.45%      9.00%
 15. Portfolio turnover rate**                                336%       404%       324%
-----------------------------------------------------------------------------------------

(1) Fiscal period from December 29, 1995 (inception) to October 31, 1996.
(2) The ratio was 1.04% in 1997 and 1.18% in 1996 before waiver of certain Fund expenses.
  * Total return is not annualized for periods of less than one full year.
 ** Annualized for periods of less than one full year.

 40 Janus High-Yield Fund

                                                    Glossary of investment terms

               This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objectives and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               CERTIFICATES OF PARTICIPATION ("COPs") are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. See "Municipal lease obligations" below.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company, and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stocks are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are equity securities representing money borrowed that must be repaid at a later date. Such securities have specific

                                                Glossary of investment terms  41
               maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK SECURITIES are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               INDUSTRIAL DEVELOPMENT BONDS are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. See "Municipal securities" below.

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio managers may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited

 42 Janus High-Yield Fund
               than potential market gains on a comparable security that is not subject to prepayment risk.

               MUNICIPAL LEASE OBLIGATIONS are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality's credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

               MUNICIPAL SECURITIES are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility or revenue source.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate

                                                Glossary of investment terms  43
               and a face value equal to the amount of the coupon payment that would have been made.

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually heavy redemption requests, or for other temporary or emergency purposes.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

               STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

               STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

 44 Janus High-Yield Fund

               TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement

                                                Glossary of investment terms  45
               and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

               ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is

 46 Janus High-Yield Fund
               linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instrument and may be more volatile than the underlying instrument. The Fund bears the market risk of an investment in the underlying instrument, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

                                                Glossary of investment terms  47

Explanation of rating categories

               The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and
                                             interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more
                                             susceptible to the adverse effects
                                             of changing circumstances and
                                             economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally exhibit
                                             adequate protection parameters, but
                                             adverse economic conditions or
                                             changing circumstances more likely
                                             to lead to a weakened capacity to
                                             pay principal and interest than for
                                             higher rated bonds.
                Non-Investment Grade
                BB, B,                       Predominantly speculative with
                CCC, CC, C.................. respect to the issuer's capacity to meet required interest and
                                             principal payments. BB - lowest
                                             degree of speculation; C - the
                                             highest degree of speculation.
                                             Quality and protective
                                             characteristics outweighed by large
                                             uncertainties or major risk
                                             exposure to adverse conditions.
                D........................... In default.

 48 Janus High-Yield Fund

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade
                                             bond group.
                A........................... Upper-medium grade obligations;
                                             many favorable investment
                                             attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly
                                             secured. Interest and principal
                                             appear adequate for the present but
                                             certain protective elements may be
                                             lacking or may be unreliable over
                                             any great length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest
                                             and principal payments not well
                                             safeguarded during good and bad
                                             times.
                B........................... Lack characteristics of desirable investment; potentially low
                                             assurance of timely interest and
                                             principal payments or maintenance
                                             of other contract terms over time.
                Caa......................... Poor standing, may be in default;
                                             elements of danger with respect to
                                             principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked
                                             shortcomings.
                C........................... Lowest-rated; extremely poor
                                             prospects of ever attaining
                                             investment standing.

                                            Explanation of rating categories  49

               Unrated securities will be treated as noninvestment grade securities unless a portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

SECURITIES HOLDINGS BY RATING CATEGORY

               During the fiscal period ended October 31, 1998, the percentage of securities holdings for the Fund by rating category based upon a weighted monthly average was:

                                          JANUS HIGH-YIELD FUND
                --------------------------------------------------------------------------
                BONDS-S&P RATING:
                 AAA                                                          0%
                 AA                                                           0%
                 A                                                            0%
                 BBB                                                          0%
                 BB                                                           6%
                 B                                                           76%
                 CCC                                                          6%
                 CC                                                           0%
                 C                                                            0%
                 Preferred Stock                                              0%
                 Cash and Options                                            12%
                 TOTAL                                                      100%
                --------------------------------------------------------------------------

 50 Janus High-Yield Fund

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

[JANUS LOGO]
          1-800-525-3713
          P.O. Box 173375
          Denver, Colorado 80217-3375
          janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting Janus at 1-800-525-3713 or visiting our Web site at janus.com. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review the Fund's Statement of Additional Information at the Public Reference Room of the SEC or get text only copies for a fee, by writing to or calling the Public Reference Room, Washington, D.C. 20549-6009 (1-800-SEC-0330). You may obtain the Statement of Additional Information for free from the SEC's Web site at http://www.sec.gov.

              Investment Company Act File No. 811-1879

  3188

                                                     [JANUS LOGO]

                         Janus Olympus Fund

                                      PROSPECTUS
                                      FEBRUARY 17, 1999

                         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                                                              Table of contents

                RISK/RETURN SUMMARY
                   Janus Olympus Fund...........................    2
                   Fees and expenses............................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    5
                   General portfolio policies...................    6
                   Risks........................................    9
                SHAREHOLDER'S MANUAL
                   Minimum investments..........................   15
                   Types of account ownership...................   15
                   How to open your Janus account...............   17
                   How to purchase shares.......................   18
                   How to exchange shares.......................   20
                   How to redeem shares.........................   22
                   Shareholder services and account policies....   26
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   31
                   Portfolio manager............................   32
                OTHER INFORMATION...............................   33
                DISTRIBUTIONS AND TAXES
                   Distributions................................   34
                   Taxes........................................   35
                FINANCIAL HIGHLIGHTS............................   37
                GLOSSARY
                   Glossary of investment terms.................   38


                                                            Table of contents  1

Risk return summary

JANUS OLYMPUS FUND

1. WHAT IS THE INVESTMENT OBJECTIVE OF JANUS OLYMPUS FUND?

               The Fund seeks long-term growth of capital.

               The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS OLYMPUS FUND?

               The Fund invests primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, she looks for companies with earnings growth potential one at a time. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Fund's assets may be in cash or similar investments.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS OLYMPUS FUND?

               The biggest risk of investing in this Fund is that its returns may vary and you could lose money. If you are considering investing in the Fund, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease which means if you sell your shares in the Fund you would get back less money.

 2 Janus Olympus Fund

               The Fund is nondiversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The following information illustrates how the Fund's performance has varied over time. The bar chart depicts the change in the Fund's performance from year-to-year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               JANUS OLYMPUS FUND

A BAR CHART showing Annual Total Returns for Janus Olympus Fund from 1996 through 1998:

               Annual returns for periods ended 12/31

                            21.73%        26.73%        56.97%
                             1996          1997          1998

Each percentage is represented by a bar of proportionate size with the actual total return printed above the bar.

               Best Quarter: 4th-1998  32.66%    Worst Quarter: 3rd-1998 (7.93%)



                     Average annual total return for periods ended 12/31/98
                     ------------------------------------------------------
                                                            Since Inception
                                                   1 year     (12/29/95)
               Janus Olympus Fund                  56.97%       34.28%
               S&P 500 Index*                      28.74%       28.27%
                                              ------------------------

               * The S&P 500 is the Standard & Poor's Composite Index of 500
                 Stocks, a widely recognized, unmanaged index of common stock prices.

               The Fund's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

               This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements) for the fiscal year ended October 31, 1998.

                                                             Janus Olympus Fund
   Management fee                                                   0.70%
   Other Expenses                                                   0.31%
   Total Annual Fund Operating Expenses                             1.01%

--------------------------------------------------------------------------------

  EXAMPLE:
  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year    3 Years    5 Years    10 Years
                                             ----------------------------------------
   Janus Olympus Fund                         $103      $322       $558       $1,236

 4 Janus Olympus Fund

                                                Investment objective, principal
                                                           investment strategies
                                                           and risks

               This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus on pages 9-11 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Janus Olympus Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

               The Fund may invest substantially all of its assets in common stocks if its portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. In other words, she seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. She makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

               Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas

              Investment objective, principal investment strategies and risks  5 may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply only at the time of purchase of the security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when she is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks, but it may also invest to a lesser degree in other types of

 6 Janus Olympus Fund
               securities. These securities (which are described in the Glossary) may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk securities (less than 35% of the Fund's assets)

               - options, futures, forwards and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under the U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               The Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate

              Investment objective, principal investment strategies and risks  7 in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

 8 Janus Olympus Fund

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities or companies with relatively small market capitalizations.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES THE NONDIVERSIFIED STATUS OF THE FUND AFFECT ITS RISK?

               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers.

              Investment objective, principal investment strategies and risks  9

               Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

3. I'VE HEARD A LOT ABOUT HOW THE CHANGE TO THE YEAR 2000 COULD AFFECT COMPUTER SYSTEMS. DOES THIS CREATE ANY SPECIAL RISKS?

               The portfolio manager carefully researches each potential investment before making an investment decision and, among other things, considers Year 2000 readiness when selecting portfolio holdings. However, there is no guarantee that the information the portfolio manager receives regarding a company's Year 2000 readiness is completely accurate. If a company has not satisfactorily addressed Year 2000 issues, the Fund's performance could suffer.

4. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               The Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - currency risk

               - political and economic risk

               - regulatory risk

               - market risk

               - transaction costs

               These risks are described in the SAI.

 10 Janus Olympus Fund

5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK SECURITIES?

               High-yield/high-risk securities (or "junk" bonds) are securities rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality securities generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade debt securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

6. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Fund believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.

             Investment objective, principal investment strategies and risks  11

Janus Olympus Fund

                   Shareholder's
                   Manual

                   This section will help you become
                   familiar with the different types
                   of accounts you can establish with
                   Janus. It also explains in detail
                   the wide array of services and
                   features you can establish on your
                   account, as well as account
                   policies and fees that may apply
                   to your account. Account policies
                   (including fees), services and
                   features may be modified or
                   discontinued without shareholder
                   approval or prior notice.

                                                   [JANUS LOGO]

HOW TO GET IN TOUCH WITH JANUS

               Janus offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations: Monday-Friday 7:00 a.m. to 6:00 p.m. Mountain time and Saturday 9:00 a.m. to 1:00 p.m. Mountain time.

               100 Fillmore Street, Suite 100
               Denver, CO 80206

               3773 Cherry Creek North Drive, Suite 101
               Denver, CO 80209

 QUICK ADDRESS AND TELEPHONE REFERENCE
--------------------------------------------------------------------------------

  MAILING ADDRESS                               JANUS XPRESSLINE(TM)
  Janus                                         1-888-979-7737
  P.O. Box 173375                               For 24-hour access to account
  Denver, CO 80217-3375                         and fund information,
                                                exchanges, purchases and
  FOR OVERNIGHT CARRIER                         redemptions, automated daily
  Janus                                         quotes on fund share prices,
  Suite 101                                     yields and total refunds.
  3773 Cherry Creek North Drive
  Denver, CO 80209-3811                         TDD
                                                1-800-525-0056
  INVESTOR SERVICE REPRESENTATIVES              A telecommunications device
  If you have any questions while reading       for our hearing- and
  this Prospectus, please call one of our       speech-impaired shareholders.
  Investor Service Representatives at
  1-800-525-3713 Monday-Friday: 8:00            JANUS LITERATURE LINE
  a.m.-8:00 p.m., and Saturday: 10:00           1-800-525-8983
  a.m.-4:00 p.m., New York time.                To request a prospectus,
                                                shareholder reports or
  JANUS INTERNET ADDRESS                        marketing materials 24 hours a
  janus.com                                     day.

 14 Janus Olympus Fund

MINIMUM INVESTMENTS*
---------------------------------------------

To open a new regular account.....   $2,500

To open a new retirement,
education or UGMA/UTMA account....   $  500

To open a new regular account with
an Automatic Investment Program...   $  500**

To add to any type of an
account...........................   $  100+

 * The Fund reserves the right to
   change the amount of these
   minimums from time to time or
   to waive them in whole or in
   part for certain types of
   accounts.
** An Automatic Investment Program
   requires a $100 minimum
   automatic investment per month
   until the account balance
   reaches $2,500.
 + The minimum subsequent
   investment for IRA UGMA/UTMA
   accounts is $50.

TYPES OF ACCOUNT OWNERSHIP

               If you are investing in the Fund for the first time, you will need to establish an account. You can establish the following types of accounts by completing a New Account Application. To request an application, call 1-800-525-3713 or visit our Web site at janus.com to download an application.

               INDIVIDUAL OR JOINT OWNERSHIP
               Individual accounts are owned by one person. Joint accounts have two or more owners.

               A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
               An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

               TRUST
               An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

                                                        Shareholder's manual  15

               BUSINESS ACCOUNTS
               Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

TAX-DEFERRED ACCOUNTS

               If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described below and the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               Investors Fiduciary Trust Company serves as custodian for the tax-deferred accounts offered by the Fund. You will be charged an annual account maintenance fee of $12 for each taxpayer identification number no matter how many tax-deferred accounts you have with Janus. You may pay the fee by check or have it automatically deducted from your account (usually in December). The custodian reserves the right to change the amount of this fee or to waive it in whole or in part for certain types of accounts.

               The following plans require a special application. For an application and more details about our Retirement Plans, call 1-800-525-3713.

               TRADITIONAL AND ROTH INDIVIDUAL RETIREMENT ACCOUNTS
               Both types of IRAs allow most individuals with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually. Please refer to the Janus IRA booklet for more complete information regarding the different types of IRAs.

 16 Janus Olympus Fund

               EDUCATION IRA
               This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18. Please refer to the Janus IRA booklet for more complete information regarding the Education IRA.

               SIMPLIFIED EMPLOYEE PENSION PLAN
               This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

               PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
               These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

               SECTION 403(b)(7) PLAN
               Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

HOW TO OPEN YOUR JANUS ACCOUNT

               Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application and make your check payable to Janus. The Fund is available only to U.S. citizens or residents, and your application will be returned to you if you do not meet these criteria. Send all items to one of addresses listed in the "Quick Address and Telephone Reference" on page 14.

                                                        Shareholder's manual  17

HOW TO PURCHASE SHARES

               PAYING FOR SHARES

               When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted. Please note the following:

               - Cash, credit cards, third party checks and credit card checks will not be accepted.

               - All purchases must be made in U.S. dollars.

               - Checks must be drawn on a U.S. bank and made payable to Janus.

               - If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

               - If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

               - The Fund reserves the right to reject any specific purchase request.

               If your purchase is cancelled you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

               ONCE YOU HAVE OPENED YOUR JANUS ACCOUNT, THE MINIMUM AMOUNT FOR AN ADDITIONAL INVESTMENT IS $100 ($50 FOR IRAs OR UGMA/UTMA ACCOUNTS). You may add to your account at any time through any of the following options:

               BY MAIL

               Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a

 18 Janus Olympus Fund
               rollover or a current or prior year contribution. Send your check made payable to Janus and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

               BY TELEPHONE

               This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. To purchase shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus XpressLine, 1-888-979-7737, for access to this option 24 hours a day. When you make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares Option" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten business days after the form is received.

               BY WIRE

               Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

               BY INTERNET

               You must pre-establish the "Telephone Purchase of Shares Option" to make a purchase on our Web site at janus.com. If you have questions, please call 1-800-975-9932 to speak to a Janus representative.

               AUTOMATIC INVESTMENT PROGRAMS

               Janus offers several automatic investment programs to help you achieve your financial goals as simply and conveniently as

                                                        Shareholder's manual  19
               possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

               AUTOMATIC MONTHLY INVESTMENT PROGRAM
               You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. To establish this option, complete the "Automatic Monthly Investment Program" section on the application and attach a "voided" check from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

               PAYROLL DEDUCTION
               If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.

               SYSTEMATIC EXCHANGE
               With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

HOW TO EXCHANGE SHARES

               On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

               IN WRITING

               To request an exchange in writing, please follow the instructions for written requests on page 24.

               BY TELEPHONE

               All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours

 20 Janus Olympus Fund
               or call the Janus XpressLine, 1-888-979-7737, for access to this option 24 hours a day.

               BY SYSTEMATIC EXCHANGE

               As noted above, you may establish a Systematic Exchange for as little as $100 per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges. If the balance in the account you are exchanging from falls below the systematic exchange amount, all remaining shares will be exchanged and the program will be discontinued.

               BY INTERNET

               Exchanges may also be made on our Web site at janus.com.

               EXCHANGE POLICIES

               - Except for Systematic Exchanges, new accounts established by exchange must be opened with $2,500 or the total account value if the value of the account you are exchanging from is less than $2,500.

               - Exchanges between existing accounts must meet the $100
                 subsequent investment requirement.

               - You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges). Exchanges in excess of this limit may be subject to an exchange fee or may result in termination of the exchange privilege.

               - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Fund may reject exchanges from accounts engaged in or known to engage in trading in excess of the limit above (including market timing transactions).

               - Exchanges between accounts will be accepted only if the
                 registrations are identical.

                                                        Shareholder's manual  21

               - If the shares you are exchanging are held in certificate form, you must return the certificate to the Fund prior to making any exchanges.

               - Be sure to read the prospectus for the fund into which you are exchanging.

               - An exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-tax deferred account.

HOW TO REDEEM SHARES

               On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted. The redemption may be suspended for 10 days following an address change unless a signature guarantee is provided.

               IN WRITING

               To request a redemption in writing, please follow the instructions for written requests noted on page 24.

               BY TELEPHONE

               Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing. This option enables you to request redemptions daily from your account by calling 1-800-525-3713 by the close of the regular trading session of the New York Stock Exchange ("NYSE") normally 4:00 p.m. New York time. You may also use Janus XpressLine, 1-888-979-7737, for access to this option 24 hours a day. (There is a daily limit of $100,000 per account for redemptions payable by check.)

 22 Janus Olympus Fund

               BY INTERNET

               Redemptions may also be made on our Web site at janus.com.

               SYSTEMATIC REDEMPTION OPTION

               The Systematic Redemption Option allows you to redeem a specific dollar amount from your Fund account on a regular basis. For more information or to request the appropriate form, please call 1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS

               BY CHECK
               Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

               BY ELECTRONIC TRANSFER
               If you have established the electronic redemption option, your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer). Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire. ACH transfers are made free of charge. Wire redemptions are not available for retirement accounts.

               If you would like to establish the electronic redemption option on an existing account, please call 1-800-525-3713 to request the appropriate form.

               IF THE SHARES BEING REDEEMED WERE PURCHASED BY CHECK, TELEPHONE, ON OUR WEB SITE, OR THROUGH THE AUTOMATIC MONTHLY INVESTMENT PROGRAM, THE FUND MAY DELAY THE PAYMENT OF YOUR REDEMPTION PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus

                                                        Shareholder's manual  23

               Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

               To redeem all or part of your shares in writing, your request should be sent to one of the addresses listed on page 15 and must include the following information:

               - the name of the Fund

               - the account number

               - the amount of money or number of shares being redeemed or exchanged

               - the name(s) on the account registration

               - the signature(s) of all registered account owners

               - your daytime telephone number

               SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

               INDIVIDUAL, JOINT TENANTS, TENANTS IN COMMON
               Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

               UGMA OR UTMA
               Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

               SOLE PROPRIETOR, GENERAL PARTNER
               Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

               CORPORATION, ASSOCIATION
               Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

 24 Janus Olympus Fund

               TRUST
               Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

               IRA
               Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59 1/2) or premature (before age 59 1/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

SIGNATURE GUARANTEE

               In addition to the signature requirements, A SIGNATURE GUARANTEE IS ALSO REQUIRED if any of the following is applicable:

               - You request a redemption by check that exceeds $100,000.

               - You would like the check made payable to anyone other than the shareholder(s) of record.

               - You would like the check mailed to an address which has been changed within 10 days of the redemption request.

               - You would like the check mailed to an address other than the address of record.

               THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS. FOR MORE INFORMATION PERTAINING TO SIGNATURE GUARANTEES, PLEASE CALL 1-800-525-3713.

               HOW TO OBTAIN A SIGNATURE GUARANTEE

               A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guaran-

                                                        Shareholder's manual  25
               tee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

               If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

PRICING OF FUND SHARES

               All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent or authorized designee). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

               JANUS XPRESSLINE(TM)

               Janus XpressLine, our electronic telephone service, offers you 24-hour access by TouchTone(TM) telephone to obtain information on account balances, Fund performance or dividends. You can also make exchanges, purchases and redemptions in existing accounts, request literature about any Janus fund, or order duplicate

 26 Janus Olympus Fund
               statements. Janus XpressLine is accessed by calling 1-888-979-7737. Calls are limited to five minutes.

               JANUS WEB SITE

               Janus maintains a Web site located at janus.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Fund's NAV through the Web site. In order to engage in transactions on our Web site, you must authorize us to transmit account information online and accept online instructions (see janus.com and follow the procedures accordingly). You may also need to have bank account information, wire instructions or other options established on your account. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed. If you have questions, please call 1-800-975-9932 to speak to a Janus representative.

               ACCOUNT MINIMUMS

               Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from accounts with values below the minimums described on page 15 or to close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that, for purposes of this policy, accounts will be valued in September, and the $10 fee will be assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

                                                        Shareholder's manual  27

               TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

               You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customer, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

               TAXPAYER IDENTIFICATION NUMBER

               On your application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

               SHARE CERTIFICATES

               Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only and reserves the right to charge a fee for this service.

 28 Janus Olympus Fund

               Share certificates will not be issued until the shares have been held for at least 15 days and will not be issued for accounts that do not meet the minimum investment requirements. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

               INVOLUNTARY REDEMPTIONS

               The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

               TELEPHONE TRANSACTIONS

               You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

               It may be difficult to reach an Investor Service Representative by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, calling the Janus XpressLine or visiting our Web site.

               TEMPORARY SUSPENSION OF SERVICES

               The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions or other shareholder services.

               ADDRESS CHANGES

               To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

                                                        Shareholder's manual  29

               REGISTRATION CHANGES

               To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information call 1-800-525-3713.

               STATEMENTS AND REPORTS

               Investors participating in an automatic investment program will receive quarterly confirmations of all transactions. Dividend information will be distributed annually. In addition, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction.

               The Fund produces financial reports, which include a list of the Fund's portfolio holdings, semiannually and updates its prospectus annually. To reduce expenses, the Fund may choose to mail only one report or prospectus to your household, even if more than one person in the household has a Fund account. Please call 1-800-525-3713 if you would like to receive additional reports or prospectuses. The Fund reserves the right to charge a fee for additional statement and report requests.

 30 Janus Olympus Fund

                                                         Management of the fund

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Annual Fund Operating Expenses table on page 4 lists the actual management fee and total operating expenses of the Fund for the most recent fiscal year.

                                                      Management of the fund  31

PORTFOLIO MANAGER

CLAIRE YOUNG
--------------------------------------------------------------------------------
                   is Executive Vice President and portfolio manager of the Fund which she has managed since August 1997. She previously served as an assistant portfolio manager of Janus Growth and Income Fund and Janus Twenty Fund. Ms.
                   Young joined Janus Capital in January 1992. She holds a Bachelor of Science in Electrical Engineering from Yale University and received the Chartered Financial Analyst designation.

 32 Janus Olympus Fund

                                                               Other information

               SIZE OF THE FUND

               Although there is no present intention to do so, the Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               YEAR 2000

               Preparing for Year 2000 is a high priority for Janus Capital, which has established a dedicated group to address this issue. Janus Capital has devoted considerable internal resources and has engaged one of the foremost experts in the field to help achieve Year 2000 readiness. Janus Capital does not anticipate that Year 2000-related issues will have a material impact on its ability to continue to provide the Fund with service at current levels; however, Janus Capital cannot make any assurances that the steps it has taken to ensure Year 2000 readiness will be successful. In addition, there can be no assurance that Year 2000 issues will not affect the companies in which the Fund invests or worldwide markets and economies.

                                                           Other information  33

Distributions and taxes

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are normally declared and paid in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the

 34 Janus Olympus Fund
               increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

               When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing the Fund at one of the addresses on page 14 or calling 1-800-525-3713. The Fund offers the following options:

               1. REINVESTMENT OPTION
               You may reinvest your income dividends and capital gains distributions in additional shares. This option is assigned automatically if no other choice is made.

               2. CASH OPTION
               You may receive your income dividends and capital gains distributions in cash.

               3. REINVEST AND CASH OPTION
               You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

               4. REDIRECT OPTION
               You may direct your dividends or capital gains to purchase shares of another Janus fund.

               The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a Fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

                                                     Distributions and taxes  35

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS
               Dividends and distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND
               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 36 Janus Olympus Fund

                                                           Financial highlights

               The financial highlights table is intended to help you understand the Fund's financial performance through October 31st of each fiscal period shown. Items 1 through 9 reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

                                      JANUS OLYMPUS FUND
----------------------------------------------------------------------------------------------
                                                          Periods ending October 31st
                                                          1998        1997      1996(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                $18.41      $14.86      $12.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                   --        0.04        0.13
  3. Net gains or (losses) on securities (both
     realized and unrealized)                              4.05        3.64        2.73
  4. Total from investment operations                      4.05        3.68        2.86
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                  --      (0.13)          --
  6. Dividends (in excess of net investment income)      (0.04)          --          --
  7. Distributions (from capital gains)                  (0.72)          --          --
  8. Total distributions                                 (0.76)      (0.13)          --
  9. NET ASSET VALUE, END OF PERIOD                      $21.70      $18.41      $14.86
 10. Total return*                                       $23.10      24.98%      23.83%
 11. Net assets, end of period (in millions)               $947        $616        $432
 12. Average net assets for the period (in millions)       $774        $517        $276
 13. Ratio of gross expenses to average net assets**      1.01%       1.06%       1.17%
 14. Ratio of net expenses to average net assets**        0.98%       1.03%       1.15%
 15. Ratio of net investment income/(loss) to
     average net assets**                               (0.21%)       0.26%       1.64%
 16. Portfolio turnover rate**                             123%        244%        303%
----------------------------------------------------------------------------------------------

(1) Fiscal period from December 29, 1995 (inception) to October 31, 1996.
  * Total return is not annualized for periods of less than one full year. ** Annualized for periods of less than one full year.

                                                        Financial highlights  37

Glossary of investment terms

               This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company, and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stocks are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are equity securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks

 38 Janus Olympus Fund

               (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK SECURITIES are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio managers may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn

                                                Glossary of investment terms  39
               must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually heavy redemption requests, or for other temporary or emergency purposes.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

 40 Janus Olympus Fund

               WARRANTS are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

                                                Glossary of investment terms  41

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instrument and may be more volatile than the underlying instrument. The Fund bears the market risk of an investment in the underlying instrument, as well as the credit risk of the issuer.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

 42 Janus Olympus Fund

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

[JANUS LOGO]
          1-800-525-3713
          P.O. Box 173375
          Denver, Colorado 80217-3375
          janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting Janus at 1-800-525-3713 or visiting our Web site at janus.com. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review the Fund's Statement of Additional Information at the Public Reference Room of the SEC or get text only copies for a fee, by writing to or calling the Public Reference Room, Washington, D.C. 20549-6009 (1-800-SEC-0330). You may obtain the Statement of Additional Information for free from the SEC's Web site at http://www.sec.gov.

              Investment Company Act File No. 811-1879

  3179

                                                     [JANUS LOGO]

                         Janus Special
                            Situations Fund

                                       PROSPECTUS
                                       FEBRUARY 17, 1999

                         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                                                               Table of contents

                RISK/RETURN SUMMARY
                   Janus Special Situations Fund................    2
                   Fees and expenses............................    5
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    6
                   General portfolio policies...................    8
                   Risks........................................   10
                SHAREHOLDER'S MANUAL
                   Minimum investments..........................   17
                   Types of account ownership...................   17
                   How to open your Janus account...............   19
                   How to purchase shares.......................   20
                   How to exchange shares.......................   22
                   How to redeem shares.........................   24
                   Shareholder services and account policies....   28
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   33
                   Portfolio manager............................   34
                OTHER INFORMATION............... ...............   35
                DISTRIBUTIONS AND TAXES
                   Distributions................................   36
                   Taxes........................................   37
                FINANCIAL HIGHLIGHTS.............. .............   39
                GLOSSARY
                   Glossary of investment terms.................   40


                                                            Table of contents  1

Risk return summary

JANUS SPECIAL SITUATIONS FUND

1. WHAT IS THE INVESTMENT OBJECTIVE OF JANUS SPECIAL SITUATIONS FUND?

               The Fund seeks capital appreciation.

               The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS SPECIAL SITUATIONS FUND?

               The Fund invests primarily in common stocks selected for their capital appreciation potential. The Fund emphasizes stocks of "special situation" companies that the portfolio manager believes have been overlooked or undervalued by other investors. A "special situation" arises when, in the portfolio manager's opinion, securities of a particular company will appreciate in value due to a specific development. The portfolio manager pays particular attention to companies that he thinks have high free cash flows.

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks for companies with earnings growth potential one at a time. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Fund's assets may be in cash or similar investments.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS SPECIAL SITUATIONS FUND?

               The biggest risk of investing in this Fund is that its returns may vary and you could lose money. If you are considering investing in the Fund, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes

 2 Janus Special Situations Fund
               down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease which means if you sell your shares in the Fund you would get back less money.

               The Fund emphasizes investments in special situation companies which may not appreciate if an anticipated development does not occur or attract the anticipated attention. See "What is a 'special situation'?" on page 7 for an explanation of what the portfolio manager may consider a special situation.

               The Fund is nondiversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk return summary  3

               The following information illustrates how the Fund's performance has varied over time. The bar chart depicts the change in the Fund's performance from year-to-year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               JANUS SPECIAL SITUATIONS FUND

A BAR CHART showing Annual Total Returns for Janus Special Situations Fund from 1997 through 1998:

               Annual returns for periods ended 12/31

                                         46.04%    25.31%
                                          1997      1998

Each percentage is represented by a bar of proportionate size with the actual total return printed above the bar.

               Best Quarter: 4th-1998 28.53%; Worst Quarter: 3rd-1998 (19.55%)

                          Average annual total return for periods ended 12/31/98
                          ------------------------------------------------------
                                                                            Since Inception
                                                                   1 year     (12/31/96)
                Janus Special Situations Fund                      25.31%       35.28%
                S&P 500 Index*                                     28.74%       31.03%
                                                               -----------------------

                * The S&P 500 is the Standard & Poor's Composite Index of 500
                  Stocks, a widely recognized, unmanaged index of common stock prices.

               The Fund's past performance does not necessarily indicate how it will perform in the future.

 4 Janus Special Situations Fund

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

               This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements) for the fiscal year ended October 31, 1998.

                                                     Janus Special Situations Fund
   Management Fee                                                 0.70%
   Other Expenses                                                 0.38%
   Total Annual Fund Operating Expenses                           1.08%

--------------------------------------------------------------------------------
  EXAMPLE:
  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year    3 Years    5 Years    10 Years
                                             ----------------------------------------
   Janus Special Situations Fund              $110      $343       $595       $1,317

                                                          Risk return summary  5

Investment objective, principal
           investment strategies
           and risks

               This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus on pages 10-12 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Janus Special Situations Fund seeks capital appreciation. It pursues its objective by investing primarily in common stocks selected for their capital appreciation potential. The Fund emphasizes stocks of "special situation" companies that the portfolio manager believes have been overlooked or undervalued by other investors. A "special situation" arises when, in the portfolio manager's opinion, securities of a particular company will appreciate in value due to a specific development. The portfolio manager pays particular attention to companies that he thinks may have high free cash flows.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               The Fund may invest substantially all of its assets in common stocks if its portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. In other words, he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. He makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of

 6 Janus Special Situations Fund
               income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT IS A "SPECIAL SITUATION"?

               The Fund emphasizes investments in special situations. A special situation arises when the portfolio manager believes that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares or paying dividends. Special situations may also result from (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation or technological advance; (iii) changes in senior management; and (iv) significant changes in cost structure. The Fund's performance could suffer if the anticipated development in

              Investment objective, principal investment strategies and risks  7 a "special situation" investment does not occur or does not attract the expected attention.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply only at the time of purchase of the security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks, but it may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk securities (less than 35% of the Fund's assets)

 8 Janus Special Situations Fund

               - options, futures, forwards and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under the U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               The Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever its portfolio manager

              Investment objective, principal investment strategies and risks  9 believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities or companies with relatively small market capitalizations.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more

 10 Janus Special Situations Fund
               established issuers, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES THE NONDIVERSIFIED STATUS OF THE FUND AFFECT ITS RISK?

               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

3. I'VE HEARD A LOT ABOUT HOW THE CHANGE TO THE YEAR 2000 COULD AFFECT COMPUTER SYSTEMS. DOES THIS CREATE ANY SPECIAL RISKS?

               The portfolio manager carefully researches each potential investment before making an investment decision and, among other things, considers Year 2000 readiness when selecting portfolio holdings. However, there is no guarantee that the information the portfolio manager receives regarding a company's Year 2000 readiness is completely accurate. If a company has not satisfactorily addressed Year 2000 issues, the Fund's performance could suffer.

4. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               The Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - currency risk

               - political and economic risk

             Investment objective, principal investment strategies and risks  11

               - regulatory risk

               - market risk

               - transaction costs

               These risks are described in the SAI.

5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK SECURITIES?

               High-yield/high-risk securities (or "junk" bonds) are securities rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality securities generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade debt securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

6. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Fund believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.

 12 Janus Special Situations Fund

                       This page intentionally left blank

Janus Special Situations Fund

                   Shareholder's
                   Manual

                   This section will help you become
                   familiar with the different types
                   of accounts you can establish with
                   Janus. It also explains in detail
                   the wide array of services and
                   features you can establish on your
                   account, as well as account
                   policies and fees that may apply
                   to your account. Account policies
                   (including fees), services and
                   features may be modified or
                   discontinued without shareholder
                   approval or prior notice.

                                                    [JANUS LOGO]

HOW TO GET IN TOUCH WITH JANUS

               Janus offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations: Monday-Friday 7:00 a.m. to 6:00 p.m. Mountain time and Saturday 9:00 a.m. to 1:00 p.m. Mountain time.

               100 Fillmore Street, Suite 100
               Denver, CO 80206

               3773 Cherry Creek North Drive, Suite 101
               Denver, CO 80209

 QUICK ADDRESS AND TELEPHONE REFERENCE
--------------------------------------------------------------------------------

  MAILING ADDRESS                               JANUS XPRESSLINE(TM)
  Janus                                         1-888-979-7737
  P.O. Box 173375                               For 24-hour access to account
  Denver, CO 80217-3375                         and fund information,
                                                exchanges, purchases and
  FOR OVERNIGHT CARRIER                         redemptions, automated daily
  Janus                                         quotes on fund share prices,
  Suite 101                                     yields and total returns.
  3773 Cherry Creek North Drive
  Denver, CO 80209-3811                         TDD
                                                1-800-525-0056
  INVESTOR SERVICE REPRESENTATIVES              A telecommunications device
  If you have any questions while reading       for our hearing- and
  this Prospectus, please call one of our       speech-impaired shareholders.
  Investor Service Representatives at
  1-800-525-3713 Monday-Friday: 8:00            JANUS LITERATURE LINE
  a.m.-8:00 p.m., and Saturday: 10:00           1-800-525-8983
  a.m.-4:00 p.m., New York time.                To request a prospectus,
                                                shareholder reports or
  JANUS INTERNET ADDRESS                        marketing materials 24 hours a
  janus.com                                     day.

 16 Janus Special Situations Fund

MINIMUM INVESTMENTS*
---------------------------------------------

To open a new regular account        $2,500

To open a new retirement,
education or UGMA/UTMA account       $  500

To open a new regular account with
an Automatic Investment Program      $  500**

To add to any type of an account     $  100+

 * The Fund reserves the right to
   change the amount of these
   minimums from time to time or
   to waive them in whole or in
   part for certain types of
   accounts.
** An Automatic Investment Program
   requires a $100 minimum
   automatic investment per month
   until the account balance
   reaches $2,500.
 + The minimum subsequent
   investment for IRA UGMA/UTMA
   accounts is $50.

TYPES OF ACCOUNT OWNERSHIP

               If you are investing in the Fund for the first time, you will need to establish an account. You can establish the following types of accounts by completing a New Account Application. To request an application, call 1-800-525-3713 or visit our Web site at janus.com to download an application.

               INDIVIDUAL OR JOINT OWNERSHIP
               Individual accounts are owned by one person. Joint accounts have two or more owners.

               A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
               An UGMA/ UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

               TRUST
               An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

                                                        Shareholder's manual  17

               BUSINESS ACCOUNTS
               Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

TAX-DEFERRED ACCOUNTS

               If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described below and the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               Investors Fiduciary Trust Company serves as custodian for the tax-deferred accounts offered by the Fund. You will be charged an annual account maintenance fee of $12 for each taxpayer identification number no matter how many tax-deferred accounts you have with Janus. You may pay the fee by check or have it automatically deducted from your account (usually in December). The custodian reserves the right to change the amount of this fee or to waive it in whole or in part for certain types of accounts.

               The following plans require a special application. For an application and more details about our Retirement Plans, call 1-800-525-3713.

               TRADITIONAL AND ROTH INDIVIDUAL RETIREMENT ACCOUNTS
               Both types of IRAs allow most individuals with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually. Please refer to the Janus IRA booklet for more complete information regarding the different types of IRAs.

 18 Janus Special Situations Fund

               EDUCATION IRA
               This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18. Please refer to the Janus IRA booklet for more complete information regarding the Education IRA.

               SIMPLIFIED EMPLOYEE PENSION PLAN
               This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

               PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
               These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

               SECTION 403(b)(7) PLAN
               Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

HOW TO OPEN YOUR JANUS ACCOUNT

               Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application and make your check payable to Janus. The Fund is available only to U.S. citizens or residents, and your application will be returned to you if you do not meet these criteria. Send all items to one of addresses listed in the "Quick Address and Telephone Reference" on page 16.

                                                        Shareholder's manual  19

HOW TO PURCHASE SHARES

               PAYING FOR SHARES

               When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted. Please note the following:

               - Cash, credit cards, third party checks and credit card checks will not be accepted.

               - All purchases must be made in U.S. dollars.

               - Checks must be drawn on a U.S. bank and made payable to Janus.

               - If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

               - If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

               - The Fund reserves the right to reject any specific purchase request.

               If your purchase is cancelled you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

               ONCE YOU HAVE OPENED YOUR JANUS ACCOUNT, THE MINIMUM AMOUNT FOR AN ADDITIONAL INVESTMENT IS $100 ($50 FOR IRAS OR UGMA/UTMA ACCOUNTS). You may add to your account at any time through any of the following options:

               BY MAIL

               Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a

 20 Janus Special Situations Fund
               rollover or a current or prior year contribution. Send your check made payable to Janus and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

               BY TELEPHONE

               This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. To purchase shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus XpressLine, 1-888-979-7737, for access to this option 24 hours a day. When you make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares Option" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten business days after the form is received.

               BY WIRE

               Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

               BY INTERNET

               You must pre-establish the "Telephone Purchase of Shares Option" to make a purchase on our Web site at janus.com. If you have questions, please call 1-800-975-9932 to speak to a Janus representative.

               AUTOMATIC INVESTMENT PROGRAMS

               Janus offers several automatic investment programs to help you achieve your financial goals as simply and conveniently as

                                                        Shareholder's manual  21
               possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

               AUTOMATIC MONTHLY INVESTMENT PROGRAM
               You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. To establish this option, complete the "Automatic Monthly Investment Program" section on the application and attach a "voided" check from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

               PAYROLL DEDUCTION
               If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.

               SYSTEMATIC EXCHANGE
               With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

HOW TO EXCHANGE SHARES

               On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

               IN WRITING

               To request an exchange in writing, please follow the instructions for written requests on page 26.

               BY TELEPHONE

               All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours

 22 Janus Special Situations Fund
               or call the Janus XpressLine, 1-888-979-7737, for access to this option 24 hours a day.

               BY SYSTEMATIC EXCHANGE

               As noted above, you may establish a Systematic Exchange for as little as $100 per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges. If the balance in the account you are exchanging from falls below the systematic exchange amount, all remaining shares will be exchanged and the program will be discontinued.

               BY INTERNET

               Exchanges may also be made on our Web site at janus.com.

               EXCHANGE POLICIES

               - Except for Systematic Exchanges, new accounts established by exchange must be opened with $2,500 or the total account value if the value of the account you are exchanging from is less than $2,500.

               - Exchanges between existing accounts must meet the $100
                 subsequent investment requirement.

               - You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges). Exchanges in excess of this limit may be subject to an exchange fee or may result in termination of the exchange privilege.

               - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Fund may reject exchanges from accounts engaged in or known to engage in trading in excess of the limit above (including market timing transactions).

               - Exchanges between accounts will be accepted only if the
                 registrations are identical.

                                                        Shareholder's manual  23

               - If the shares you are exchanging are held in certificate form, you must return the certificate to the Fund prior to making any exchanges.

               - Be sure to read the prospectus for the fund into which you are exchanging.

               - An exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-tax deferred account.

HOW TO REDEEM SHARES

               On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted. The redemption may be suspended for 10 days following an address change unless a signature guarantee is provided.

               IN WRITING

               To request a redemption in writing, please follow the instructions for written requests noted on page 26.

               BY TELEPHONE

               Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing. This option enables you to request redemptions daily from your account by calling 1-800-525-3713 by the close of the regular trading session of the New York Stock Exchange ("NYSE") normally 4:00 p.m. New York time. You may also use Janus XpressLine, 1-888-979-7737, for access to this option 24 hours a day. (There is a daily limit of $100,000 per account for redemptions payable by check.)

 24 Janus Special Situations Fund

               BY INTERNET

               Redemptions may also be made on our Web site at janus.com.

               SYSTEMATIC REDEMPTION OPTION

               The Systematic Redemption Option allows you to redeem a specific dollar amount from your Fund account on a regular basis. For more information or to request the appropriate form, please call 1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS

               BY CHECK
               Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

               BY ELECTRONIC TRANSFER
               If you have established the electronic redemption option, your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer). Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire. ACH transfers are made free of charge. Wire redemptions are not available for retirement accounts.

               If you would like to establish the electronic redemption option on an existing account, please call 1-800-525-3713 to request the appropriate form.

               IF THE SHARES BEING REDEEMED WERE PURCHASED BY CHECK, TELEPHONE, ON OUR WEB SITE, OR THROUGH THE AUTOMATIC MONTHLY INVESTMENT PROGRAM, THE FUND MAY DELAY THE PAYMENT OF YOUR REDEMPTION PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus

                                                        Shareholder's manual  25

               Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

               To redeem all or part of your shares in writing, your request should be sent to one of the addresses listed on page 16 and must include the following information:

               - the name of the Fund

               - the account number

               - the amount of money or number of shares being redeemed or exchanged

               - the name(s) on the account registration

               - the signature(s) of all registered account owners

               - your daytime telephone number

               SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

               INDIVIDUAL, JOINT TENANTS, TENANTS IN COMMON
               Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

               UGMA OR UTMA
               Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

               SOLE PROPRIETOR, GENERAL PARTNER
               Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

               CORPORATION, ASSOCIATION
               Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

 26 Janus Special Situations Fund

               TRUST
               Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

               IRA
               Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59 1/2) or premature (before age 59 1/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

SIGNATURE GUARANTEE

               In addition to the signature requirements, A SIGNATURE GUARANTEE IS ALSO REQUIRED if any of the following is applicable:

               - You request a redemption by check that exceeds $100,000.

               - You would like the check made payable to anyone other than the shareholder(s) of record.

               - You would like the check mailed to an address which has been changed within 10 days of the redemption request.

               - You would like the check mailed to an address other than the address of record.

               THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS. FOR MORE INFORMATION PERTAINING TO SIGNATURE GUARANTEES, PLEASE CALL 1-800-525-3713.

               HOW TO OBTAIN A SIGNATURE GUARANTEE

               A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guaran-

                                                        Shareholder's manual  27
               tee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

               If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

PRICING OF FUND SHARES

               All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent or authorized designee). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

               JANUS XPRESSLINE(TM)

               Janus XpressLine, our electronic telephone service, offers you 24-hour access by TouchTone(TM) telephone to obtain information on account balances, Fund performance or dividends. You can also make exchanges, purchases and redemptions in existing accounts, request literature about any Janus fund, or order duplicate

 28 Janus Special Situations Fund
               statements. Janus XpressLine is accessed by calling 1-888-979-7737. Calls are limited to five minutes.

               JANUS WEB SITE

               Janus maintains a Web site located at janus.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Fund's NAV through the Web site. In order to engage in transactions on our Web site, you must authorize us to transmit account information online and accept online instructions (see janus.com and follow the procedures accordingly). You may also need to have bank account information, wire instructions or other options established on your account. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed. If you have questions, please call 1-800-975-9932 to speak to a Janus representative.

               ACCOUNT MINIMUMS

               Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from accounts with values below the minimums described on page 17 or to close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that, for purposes of this policy, accounts will be valued in September, and the $10 fee will be assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

                                                        Shareholder's manual  29

               TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

               You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customer, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

               TAXPAYER IDENTIFICATION NUMBER

               On your application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

               SHARE CERTIFICATES

               Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only and reserves the right to charge a fee for this service.

 30 Janus Special Situations Fund

               Share certificates will not be issued until the shares have been held for at least 15 days and will not be issued for accounts that do not meet the minimum investment requirements. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

               INVOLUNTARY REDEMPTIONS

               The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

               TELEPHONE TRANSACTIONS

               You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

               It may be difficult to reach an Investor Service Representative by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, calling the Janus XpressLine or visiting our Web site.

               TEMPORARY SUSPENSION OF SERVICES

               The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions or other shareholder services.

               ADDRESS CHANGES

               To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

                                                        Shareholder's manual  31

               REGISTRATION CHANGES

               To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information call 1-800-525-3713.

               STATEMENTS AND REPORTS

               Investors participating in an automatic investment program will receive quarterly confirmations of all transactions. Dividend information will be distributed annually. In addition, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction.

               The Fund produces financial reports, which include a list of the Fund's portfolio holdings, semiannually and updates its prospectus annually. To reduce expenses, the Fund may choose to mail only one report or prospectus to your household, even if more than one person in the household has a Fund account. Please call 1-800-525-3713 if you would like to receive additional reports or prospectuses. The Fund reserves the right to charge a fee for additional statement and report requests.

 32 Janus Special Situations Fund

                                                          Management of the fund

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Annual Fund Operating Expenses table on page 5 lists the actual management fee and total operating expenses of the Fund for the most recent fiscal year.

                                                      Management of the fund  33

PORTFOLIO MANAGER

DAVID C. DECKER
--------------------------------------------------------------------------------
                   is Executive Vice President and portfolio manager of the Fund, which he has managed since inception, and an assistant portfolio manager of Janus Fund. He joined Janus Capital in 1992 as a research analyst and focused on companies in the automotive and defense industries prior to managing the Fund. He obtained his Master of Business Administration in Finance from the Fuqua School of Business at Duke University and a Bachelor of Arts in Economics and Political Science from Tufts University. Mr. Decker received the Chartered Financial Analyst designation.

 34 Janus Special Situations Fund

                                                              Other information

               SIZE OF THE FUND

               Although there is no present intention to do so, the Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               YEAR 2000

               Preparing for Year 2000 is a high priority for Janus Capital, which has established a dedicated group to address this issue. Janus Capital has devoted considerable internal resources and has engaged one of the foremost experts in the field to help achieve Year 2000 readiness. Janus Capital does not anticipate that Year 2000-related issues will have a material impact on its ability to continue to provide the Fund with service at current levels; however, Janus Capital cannot make any assurances that the steps it has taken to ensure Year 2000 readiness will be successful. In addition, there can be no assurance that Year 2000 issues will not affect the companies in which the Fund invests or worldwide markets and economies.

                                                           Other information  35

Distributions and taxes

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are normally declared and paid in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the

 36 Janus Special Situations Fund
               increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

               When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing the Fund at one of the addresses on page 16 or calling 1-800-525-3713. The Fund offers the following options:

               1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares. This option is assigned automatically if no other choice is made.

               2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

               3. REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

               4. REDIRECT OPTION. You may direct your dividends or capital gains to purchase shares of another Janus fund.

               The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a Fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax

                                                     Distributions and taxes  37
               adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 38 Janus Special Situations Fund

                                                            Financial highlights

               The financial highlights table is intended to help you understand the Fund's financial performance through October 31st of each fiscal period shown. Items 1 through 9 reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

JANUS SPECIAL SITUATIONS FUND

---------------------------------------------------------------------------------------
                                                           Periods ending October 31st
                                                             1998              1997(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                    $14.08             $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                       --                 --
  3. Net gains or (losses) on securities (both realized
     and unrealized)                                           1.15               4.08
  4. Total from investment operations                          1.15               4.08
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                      --                 --
  6. Dividends (in excess of net investment income)              --                 --
  7. Distributions (from capital gains)                      (0.66)                 --
  8. Total distributions                                     (0.66)                 --
  9. NET ASSET VALUE, END OF PERIOD                          $14.57             $14.08
 10. Total return*                                            8.49%             40.80%
 11. Net assets, end of period (in millions)                   $786               $334
 12. Average net assets for the period (in millions)           $716               $168
 13. Ratio of gross expenses to average net assets**          1.08%              1.20%
 14. Ratio of net expenses to average net assets**            1.05%              1.18%
 15. Ratio of net investment income/(loss) to average net
     assets**                                               (0.49%)             (0.08%)
 16. Portfolio turnover rate**                                1.17%               146%
---------------------------------------------------------------------------------------

(1) Fiscal period from December 31, 1996 (inception) to October 31, 1997.
 * Total return is not annualized for periods of less than one full year. ** Annualized for periods of less than one full year.

                                                        Financial highlights  39

Glossary of investment terms

               This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company, and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stocks are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are equity securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks

 40 Janus Special Situations Fund

               (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK SECURITIES are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio managers may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn

                                                Glossary of investment terms  41
               must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually heavy redemption requests, or for other temporary or emergency purposes.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

 42 Janus Special Situations Fund

               WARRANTS are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

                                                Glossary of investment terms  43

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instrument and may be more volatile than the underlying instrument. The Fund bears the market risk of an investment in the underlying instrument, as well as the credit risk of the issuer.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

 44 Janus Special Situations Fund

                       This page intentionally left blank

[JANUS LOGO]
          1-800-525-3713
          P.O. Box 173375
          Denver, Colorado 80217-3375
          janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting Janus at 1-800-525-3713 or visiting our Web site at janus.com. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review the Fund's Statement of Additional Information at the Public Reference Room of the SEC or get text only copies for a fee, by writing to or calling the Public Reference Room, Washington, D.C. 20549-6009 (1-800-SEC-0330). You may obtain the Statement of Additional Information for free from the SEC's Web site at http://www.sec.gov.

              Investment Company Act File No. 811-1879

  3180

                                                     [JANUS LOGO]

                         Janus Global Life
                           Sciences Fund

                                       PROSPECTUS

                                       FEBRUARY 17, 1999

                         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                                                               Table of contents

                RISK/RETURN SUMMARY
                   Janus Global Life Sciences Fund..............    2
                   Fees and expenses............................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    5
                   General portfolio policies...................    6
                   Risks........................................    9
                SHAREHOLDER'S MANUAL
                   Minimum investments..........................   17
                   Type of account ownership....................   17
                   How to open your Janus account...............   19
                   How to purchase shares.......................   20
                   How to exchange shares.......................   22
                   How to redeem shares.........................   24
                   Shareholder services and account policies....   28
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   33
                   Management expenses..........................   33
                   Portfolio manager............................   34
                OTHER INFORMATION............... ...............   35
                DISTRIBUTIONS AND TAXES
                   Distributions................................   36
                   Taxes........................................   37
                GLOSSARY
                   Glossary of investment terms.................   39

                                                            Table of contents  1

Risk return summary

JANUS GLOBAL LIFE SCIENCES FUND

1. WHAT IS THE INVESTMENT OBJECTIVE OF JANUS GLOBAL LIFE SCIENCES FUND?

               The Fund seeks long-term growth of capital.

               The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS GLOBAL LIFE SCIENCES FUND?

               The Fund invests primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes have a life science orientation. As a fundamental policy, the Fund normally invests at least 25% of its total assets, in the aggregate, in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks for companies with earnings growth potential one at a time. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Fund's assets may be in cash or similar investments.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS GLOBAL LIFE SCIENCES FUND?

               The biggest risk of investing in this Fund is that its returns may vary and you could lose money. If you are considering investing in the Fund, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant foreign common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes

 2 Janus Global Life Sciences Fund
               down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease which means if you sell your shares in the Fund you would get back less money.

               The Fund concentrates its investments in related industry groups. Because of this, companies in its portfolio may share common characteristics and react similarly to market developments. For example, many companies with a life science orientation are highly regulated and may be dependent upon certain types of technology. As a result, changes in government funding or subsidies, new or anticipated legislative changes, or technological advances could affect the value of such companies and, therefore, the Fund's NAV. The Fund's returns may be more volatile than those of a less concentrated portfolio.

               The Fund may have significant exposure to foreign markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

               The Fund is nondiversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk return summary  3

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

               This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements).

                                                          Janus Global Life Sciences Fund
   Management Fee                                                      0.75%
   Other Expenses                                                      0.50%(1)
   Total Annual Fund Operating Expenses                                1.25%

--------------------------------------------------------------------------------

  (1) "Other Expenses" are based on the estimated expenses that the Fund expects to incur in its initial fiscal year.
--------------------------------------------------------------------------------

  EXAMPLE:
  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 Year     3 Years
                                                                 ------------------
   Janus Global Life Sciences Fund                                $127       $397

 4 Janus Global Life Sciences Fund

                                                Investment objective, principal
                                                           investment strategies
                                                           and risks

               This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus on pages 9-13 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Janus Global Life Sciences Fund seeks long-term growth of capital. It pursues its objective by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes have a life science orientation. As a fundamental policy, the Fund normally invests at least 25% of its total assets, in the aggregate, in the following industry groups: healthcare; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               The Fund may invest substantially all of its assets in common stocks if its portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. In other words, he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. He makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing invest-

              Investment objective, principal investment strategies and risks  5 ments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "LIFE SCIENCE ORIENTATION" MEAN IN RELATION TO THE FUND?

               Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production or distribution of products or services related to health and personal care, medicine or pharmaceuticals. Life science oriented companies also include companies that the portfolio manager believes have growth potential primarily as a result of particular products, technology, patents or other market advantages in the life sciences. Life sciences encompass a variety of industries, including health care, nutrition, agriculture, medical diagnostics, nuclear and biochemical research and development and health care facilities ownership and operation.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. So, for example, if the Fund exceeds a

 6 Janus Global Life Sciences Fund
               limit as a result of market fluctuations or the sale of securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks, but it may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk securities (less than 35% of the Fund's assets)

               - options, futures, forwards and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

              Investment objective, principal investment strategies and risks  7

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under the U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               The Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities

 8 Janus Global Life Sciences Fund
               having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities or companies with relatively small market capitalizations. The Fund's performance may also be affected by industry risk.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to

              Investment objective, principal investment strategies and risks  9 generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               The Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose

 10 Janus Global Life Sciences Fund
                 taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. HOW DOES THE NONDIVERSIFIED STATUS OF THE FUND AFFECT ITS RISK?

               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

4. WHAT IS "INDUSTRY RISK"?

               Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. In the life sciences, for example, many companies are subject to government regulation and approval of their products and services, which may affect

             Investment objective, principal investment strategies and risks  11 their price or availability. In addition, the products and services offered by these companies may quickly become obsolete in the face of scientific or technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments.

               The Fund invests in a concentrated portfolio, which may result in greater exposure to related industries. As a result, the Fund may be more volatile than a less concentrated portfolio.

5. I'VE HEARD A LOT ABOUT HOW THE CHANGE TO THE YEAR 2000 COULD AFFECT COMPUTER SYSTEMS. DOES THIS CREATE ANY SPECIAL RISKS?

               The portfolio manager carefully researches each potential investment before making an investment decision and, among other things, considers Year 2000 readiness when selecting portfolio holdings. However, there is no guarantee that the information the portfolio manager receives regarding a company's Year 2000 readiness is completely accurate. If a company has not satisfactorily addressed Year 2000 issues, the Fund's performance could suffer.

6. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK SECURITIES?

               High-yield/high-risk securities (or "junk" bonds) are securities rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality securities generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade debt securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

 12 Janus Global Life Sciences Fund

               Please refer to the SAI for a description of bond rating categories.

7. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Fund believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.

             Investment objective, principal investment strategies and risks  13

Janus Global Life Sciences Fund

                   Shareholder's
                   Manual

                   This section will help you become
                   familiar with the different types
                   of accounts you can establish with
                   Janus. It also explains in detail
                   the wide array of services and
                   features you can establish on your
                   account, as well as account
                   policies and fees that may apply
                   to your account. Account policies
                   (including fees), services and
                   features may be modified or
                   discontinued without shareholder
                   approval or prior notice.

                                                    [JANUS LOGO]

HOW TO GET IN TOUCH WITH JANUS

               Janus offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations: Monday-Friday 7:00 a.m. to 6:00 p.m. Mountain time and Saturday 9:00 a.m. to 1:00 p.m. Mountain time.

               100 Fillmore Street, Suite 100
               Denver, CO 80206

               3773 Cherry Creek North Drive, Suite 101
               Denver, CO 80209

 QUICK ADDRESS AND TELEPHONE REFERENCE
--------------------------------------------------------------------------------

  MAILING ADDRESS                               JANUS XPRESSLINE(TM)
  Janus                                         1-888-979-7737
  P.O. Box 173375                               For 24-hour access to account
  Denver, CO 80217-3375                         and fund information,
                                                exchanges, purchases and
  FOR OVERNIGHT CARRIER                         redemptions, automated daily
  Janus                                         quotes on fund share prices,
  Suite 101                                     yields and total returns.
  3773 Cherry Creek North Drive
  Denver, CO 80209-3811                         TDD
                                                1-800-525-0056
  INVESTOR SERVICE REPRESENTATIVES              A telecommunications device
  If you have any questions while reading       for our hearing- and
  this Prospectus, please call one of our       speech-impaired shareholders.
  Investor Service Representatives at
  1-800-525-3713 Monday-Friday: 8:00            JANUS LITERATURE LINE
  a.m.-8:00 p.m., and Saturday: 10:00           1-800-525-8983
  a.m.-4:00 p.m., New York time.                To request a prospectus,
                                                shareholder reports or
  JANUS INTERNET ADDRESS                        marketing materials 24 hours a
  janus.com                                     day.

 16 Janus Global Life Sciences Fund

MINIMUM INVESTMENTS*
---------------------------------------------

To open a new regular account        $2,500

To open a new retirement,
education, or UGMA/UTMA account      $  500

To open a new regular account with
an Automatic Investment Program      $  500**

To add to any type of an account     $  100+

 * The Fund reserves the right to
   change the amount of these
   minimums from time to time or
   to waive them in whole or in
   part for certain types of
   accounts.
** An Automatic Investment Program
   requires a $100 minimum
   automatic investment per month
   until the account balance
   reaches $2,500.
 + The minimum subsequent
   investment for IRA or UGMA/UTMA
   accounts is $50.

TYPES OF ACCOUNT OWNERSHIP

               If you are investing in the Fund for the first time, you will need to establish an account. You can establish the following types of accounts by completing a New Account Application. To request an application, call 1-800-525-3713 or visit our Web site at janus.com to download an application.

               INDIVIDUAL OR JOINT OWNERSHIP
               Individual accounts are owned by one person. Joint accounts have two or more owners.

               A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
               An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

               TRUST
               An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

                                                        Shareholder's manual  17

               BUSINESS ACCOUNTS
               Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

TAX-DEFERRED ACCOUNTS

               If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described below and the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               Investors Fiduciary Trust Company serves as custodian for the tax-deferred accounts offered by the Fund. You will be charged an annual account maintenance fee of $12 for each taxpayer identification number no matter how many tax-deferred accounts you have with Janus. You may pay the fee by check or have it automatically deducted from your account (usually in December). The custodian reserves the right to change the amount of this fee or to waive it in whole or in part for certain types of accounts.

               The following plans require a special application. For an application and more details about our Retirement Plans, call 1-800-525-3713.

               TRADITIONAL AND ROTH INDIVIDUAL RETIREMENT ACCOUNTS
               Both types of IRAs allow most individuals with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually. Please refer to the Janus IRA booklet for more complete information regarding IRAs.

 18 Janus Global Life Sciences Fund

               EDUCATION IRA
               This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18. Please refer to the Janus IRA booklet for more complete information regarding the Education IRA.

               SIMPLIFIED EMPLOYEE PENSION PLAN
               This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

               PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
               These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

               SECTION 403(b)(7) PLAN
               Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

HOW TO OPEN YOUR JANUS ACCOUNT

               Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application and make your check payable to Janus. The Fund is available only to U.S. citizens or residents, and your application will be returned if you do not meet these criteria. Send all items to one of the addresses listed in the "Quick Address and Telephone Reference" on page 16.

                                                        Shareholder's manual  19

HOW TO PURCHASE SHARES

               PAYING FOR SHARES

               When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted. Please note the following:

               - Cash, credit cards, third party checks and credit card checks will not be accepted.

               - All purchases must be made in U.S. dollars.

               - Checks must be drawn on a U.S. bank and made payable to Janus.

               - If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

               - If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

               - The Fund reserves the right to reject any specific purchase request.

               If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

               ONCE YOU HAVE OPENED YOUR JANUS ACCOUNT, THE MINIMUM AMOUNT FOR AN ADDITIONAL INVESTMENT IS $100 ($50 FOR IRAs OR UGMA/UTMA ACCOUNTS). You may add to your account at any time through any of the following options:

               BY MAIL

               Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a

 20 Janus Global Life Sciences Fund
               rollover or a current or prior year contribution. Send your check made payable to Janus and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

               BY TELEPHONE

               This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. To purchase shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus XpressLine, 1-888-979-7737, for access to this option 24 hours a day. When you make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares Option" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten days after the form is received.

               BY WIRE

               Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

               BY INTERNET

               You must pre-establish the "Telephone Purchase of Shares Option" to make a purchase on our Web site at janus.com. If you have questions, please call 1-800-975-9932 to speak to a Janus representative.

               AUTOMATIC INVESTMENT PROGRAMS

               Janus offers several automatic investment programs to help investors achieve their financial goals as simply and conveniently

                                                        Shareholder's manual  21
               as possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

               AUTOMATIC MONTHLY INVESTMENT PROGRAM
               You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. To establish this option, complete the "Automatic Monthly Investment Program" section on the application and attach a "voided" check from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

               PAYROLL DEDUCTION
               If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.

               BY SYSTEMATIC EXCHANGE
               With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

HOW TO EXCHANGE SHARES

               On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

               IN WRITING

               To request an exchange in writing, please follow the instructions for written requests on page 26.

               BY TELEPHONE

               All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours

 22 Janus Global Life Sciences Fund
               or call the Janus XpressLine, 1-888-979-7737, for access to this option 24 hours a day.

               BY SYSTEMATIC EXCHANGE

               As noted above, you may establish a Systematic Exchange for as little as a $100 subsequent purchase per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges. If the balance in the account you are exchanging from falls below the systematic exchange amount, all remaining shares will be exchanged and the program will be discontinued.

               BY INTERNET

               Exchanges may also be made on our Web site at janus.com.

               EXCHANGE POLICIES

               - Except for Systematic Exchanges, new accounts established by exchange must be opened with $2,500 or the total account value if the value of the account you are exchanging from is less than $2,500.

               - Exchanges between existing accounts must meet the $100
                 subsequent investment requirement.

               - You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges). Exchanges in excess of this limit may be subject to an exchange fee or may result in termination of the exchange privilege.

               - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Fund may reject exchanges from accounts engaged in or known to engage in trading in excess of the limit above (including market timing transactions).

               - Exchanges between accounts will be accepted only if the
                 registrations are identical.

                                                        Shareholder's manual  23

               - If the shares you are exchanging are held in certificate form, you must return the certificate to your Fund prior to making any exchanges.

               - Be sure that you read the prospectus for the fund into which you are exchanging.

               - An exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-tax deferred account.

HOW TO REDEEM SHARES

               On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted. The redemption may be suspended for 10 days following an address change unless a signature guarantee is provided.

               IN WRITING

               To request a redemption in writing, please follow the instructions for written requests noted on page 26.

               BY TELEPHONE

               Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing. This option enables you to request redemptions daily from your account by calling 1-800-525-3713 by the close of the regular trading session of the New York Stock Exchange ("NYSE"), normally 4:00 p.m., New York time. You may also use Janus XpressLine 1-888-979-7737, for access to this option 24 hours a day. (There is a daily limit of $100,000 per account for redemptions payable by check).

 24 Janus Global Life Sciences Fund

               BY INTERNET

               Redemptions may also be made on our Web site at janus.com.

               SYSTEMATIC REDEMPTION OPTION

               The Systematic Redemption Option allows you to redeem a specific dollar amount from your account on a regular basis. For more information or to request the appropriate form, please call 1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS

               BY CHECK
               Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

               BY ELECTRONIC TRANSFER
               If you have established the electronic redemption option, your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer). Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire. ACH transfers are made free of charge. Wire redemptions are not available for retirement accounts.

               If you would like to establish the electronic redemption option on an existing account, please call 1-800-525-3713 to request the appropriate form.

               IF THE SHARES BEING REDEEMED WERE PURCHASED BY CHECK, TELEPHONE ON OUR WEB SITE, OR THROUGH THE AUTOMATIC MONTHLY INVESTMENT PROGRAM, THE FUND MAY DELAY THE PAYMENT OF YOUR REDEMPTION PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus

                                                        Shareholder's manual  25

               Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

               To redeem or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed on page 16 and must include the following information:

               - the name of the Fund

               - the account number

               - the amount of money or number of shares being redeemed or exchanged

               - the name(s) on the account

               - the signature(s) of all registered account owners

               - your daytime telephone number

               SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

               INDIVIDUAL, JOINT TENANTS, TENANTS IN COMMON
               Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

               UGMA OR UTMA
               Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

               SOLE PROPRIETOR, GENERAL PARTNER
               Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

               CORPORATION, ASSOCIATION
               Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

 26 Janus Global Life Sciences Fund

               TRUST
               Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

               IRA
               Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59 1/2) or premature (before age 59 1/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

SIGNATURE GUARANTEE

               In addition to the signature requirements, a SIGNATURE GUARANTEE IS ALSO REQUIRED if any of the following is applicable:

               - You request a redemption by check that exceeds $100,000.

               - You would like the check made payable to anyone other than the shareholder(s) of record.

               - You would like the check mailed to an address which has been changed within 10 days of the redemption request.

               - You would like the check mailed to an address other than the address of record.

               THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS. FOR MORE INFORMATION PERTAINING TO SIGNATURE GUARANTEES, PLEASE CALL 1-800-525-3713.

               HOW TO OBTAIN A SIGNATURE GUARANTEE

               A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guaran-

                                                        Shareholder's manual  27
               tee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

               If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

PRICING OF FUND SHARES

               All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent or authorized designee). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. The Fund's portfolio securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

               JANUS XPRESSLINE(TM)

               Janus XpressLine, our electronic telephone service, offers you 24-hour access by TouchTone(TM) telephone to obtain information on account balances, Fund performance or dividends. You can also make exchanges, purchases and redemptions in existing accounts, request literature about any Janus fund, or order

 28 Janus Global Life Sciences Fund
               duplicate statements. Janus XpressLine is accessed by calling 1-888-979-7737. Calls are limited to five minutes.

               JANUS WEB SITE

               Janus maintains a Web site located at janus.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Fund's NAV through the Web site. In order to engage in transactions on our Web site, you must authorize us to transmit account information online and accept online instructions (see janus.com and follow the procedures accordingly). You may also need to have bank account information, wire instructions or other options established on your account. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed. If you have questions, please call 1-800-975-9932 to speak to a Janus representative.

               ACCOUNT MINIMUMS

               Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from accounts with values below the minimums described on page 17 or to close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that accounts will be valued in September and the $10 fee will be assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

                                                        Shareholder's manual  29

               TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

               You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customer, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

               TAXPAYER IDENTIFICATION NUMBER

               On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

               SHARE CERTIFICATES

               Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only and reserves the right to charge a fee for this

 30 Janus Global Life Sciences Fund
               service. Share certificates will not be issued until the shares have been held for at least 15 days and will not be issued for accounts that do not meet the minimum investment requirements. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

               INVOLUNTARY REDEMPTIONS

               The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

               TELEPHONE TRANSACTIONS

               You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

               It may be difficult to reach an Investor Service Representative by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, calling the Janus XpressLine or visiting our Web site.

               TEMPORARY SUSPENSION OF SERVICES

               The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

               ADDRESS CHANGES

               To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

                                                        Shareholder's manual  31

               REGISTRATION CHANGES

               To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information call 1-800-525-3713.

               STATEMENTS AND REPORTS

               Investors participating in an automatic investment program will receive quarterly confirmations of all transactions. Dividend information will be distributed annually. In addition, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction.

               The Fund produces financial reports, which include a list of the Fund's portfolio holdings, semiannually and updates its prospectus annually. To reduce expenses, the Fund may choose to mail only one report or prospectus to your household, even if more than one person in the household has a Fund account. Please call 1-800-525-3713 if you would like to receive additional reports or prospectuses. The Fund reserves the right to charge a fee for additional statement and report requests.

 32 Janus Global Life Sciences Fund

                                                          Management of the fund

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay. The Fund's management fee schedule is set out below:

             Average Daily Net Assets of Fund                Annual Rate Percentage (%)
---------------------------------------------------------------------------------------
  First $300 Million                                                    0.75
  Next $200 Million                                                     0.70
  Over $500 Million                                                     0.65
---------------------------------------------------------------------------------------

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

                                                      Management of the fund  33

PORTFOLIO MANAGER

THOMAS R. MALLEY
--------------------------------------------------------------------------------
                   is Executive Vice President and portfolio manager of the Fund, which he has managed since inception. He joined
                   Janus Capital in 1991 as a research analyst and has focused on companies in the health care, pharmaceutical and biotechnology industries. Mr. Malley has a Bachelor of Science in Biology from Stanford University and received the Chartered Financial Analyst designation.

 34 Janus Global Life Sciences Fund

                                                               Other information

               SIZE OF THE FUND

               Although there is no present intention to do so, the Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               YEAR 2000

               Preparing for Year 2000 is a high priority for Janus Capital, which has established a dedicated group to address this issue. Janus Capital has devoted considerable internal resources and has engaged one of the foremost experts in the field to help achieve Year 2000 readiness. Janus Capital does not anticipate that Year 2000-related issues will have a material impact on its ability to continue to provide the Fund with service at current levels; however, Janus Capital cannot make any assurances that the steps it has taken to ensure Year 2000 readiness will be successful. In addition, there can be no assurance that Year 2000 issues will not affect the companies in which the Fund invests or worldwide markets and economies.

                                                           Other information  35

Distributions and taxes

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are normally declared and paid in December.

               HOW DISTRIBUTIONS AFFECT A FUND'S NAV

               Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the

 36 Janus Global Life Sciences Fund
               increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

               When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing the Fund at one of the addresses listed on page 16 or calling 1-800-525-3713. The Fund offers the following options:

               1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares. This option is assigned automatically if no other choice is made.

               2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

               3. REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

               4. REDIRECT OPTION. You may direct your dividends or capital gains to purchase shares of another Janus fund.

               The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a Fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax

                                                     Distributions and taxes  37
               adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year.

               TAXATION OF THE FUND

               Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meets these requirements so that any earnings on your investment will not be taxed twice.

 38 Janus Global Life Sciences Fund

                                                    Glossary of investment terms

               This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company, and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are equity securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks

                                                Glossary of investment terms  39

               (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK SECURITIES are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES ("PFICs") are any foreign corporations which generate amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be

 40 Janus Global Life Sciences Fund
               distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually heavy redemption requests, or for other temporary or emergency purposes.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

                                                Glossary of investment terms  41

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines on the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices

 42 Janus Global Life Sciences Fund
               including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

                                                Glossary of investment terms  43

                       This page intentionally left blank

                       This page intentionally left blank

[JANUS LOGO]
          1-800-525-3713
          P.O. Box 173375
          Denver, Colorado 80217-3375
          janus.com

You can request other information, including a Statement of Additional Information free of charge, by contacting Janus at 1-800-525-3713 or visiting our Web site at janus.com. Other information is also available from financial intermediaries that sell shares of the Fund.

The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review the Fund's Statement of Additional Information at the Public Reference Room of the SEC or get text only copies for a fee, by writing to or calling the Public Reference Room, Washington, D.C. 20549-6009 (1-800-SEC-0330). You may obtain the Statement of Additional Information for free from the SEC's Web site at http://www.sec.gov.

              Investment Company Act File No. 811-1879

  3182

                                                     [JANUS LOGO]

                         Janus Global
                           Technology Fund

                                       PROSPECTUS
                                       FEBRUARY 17, 1999

                         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                                                               Table of contents

                RISK/RETURN SUMMARY
                   Janus Global Technology Fund.................    2
                   Fees and expenses............................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    5
                   General portfolio policies...................    6
                   Risks........................................   10
                SHAREHOLDER'S MANUAL
                   Minimum investments..........................   17
                   Types of account ownership...................   17
                   How to open your Janus account...............   19
                   How to purchase shares.......................   19
                   How to exchange shares.......................   22
                   How to redeem shares.........................   23
                   Shareholder services and account policies....   28
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   32
                   Management expenses..........................   32
                   Portfolio manager............................   33
                OTHER INFORMATION............... ...............   34
                DISTRIBUTIONS AND TAXES
                   Distributions................................   35
                   Taxes........................................   36
                GLOSSARY
                   Glossary of investment terms.................   38


                                                            Table of contents  1

Risk return summary

JANUS GLOBAL TECHNOLOGY FUND

1. WHAT IS THE INVESTMENT OBJECTIVE OF JANUS GLOBAL TECHNOLOGY FUND?

               The Fund seeks long-term growth of capital.

               The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS GLOBAL TECHNOLOGY FUND?

               The Fund invests primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks for companies with earnings growth potential one at a time. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Fund's assets may be in cash or similar investments.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS GLOBAL TECHNOLOGY FUND?

               The biggest risk of investing in this Fund is that its returns may vary and you could lose money. If you are considering investing in the Fund, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant foreign common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease which means if you sell your shares in the Fund you would get back less money.

 2 Janus Global Technology Fund

               Although the Fund does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

               The Fund may have significant exposure to foreign markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

               The Fund is nondiversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk return summary  3

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

               This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements).

                                                           Janus Global Technology Fund
   Management Fee                                               0.75%
   Other Expenses                                               0.50%      (1)
   Total Annual Fund Operating Expenses                         1.25%

--------------------------------------------------------------------------------
  (1) "Other Expenses" are based on the estimated expenses that the Fund expects to incur in its initial fiscal year
--------------------------------------------------------------------------------

  EXAMPLE:
  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 Year    3 Years
                                                                 -----------------
   Janus Global Technology Fund                                   $127      $397

 4 Janus Global Technology Fund

                                                Investment objective, principal
                                                           investment strategies
                                                           and risks

               This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus on pages 10-13 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               Janus Global Technology Fund seeks long-term growth of capital. It pursues its objective by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

               a. Companies that the portfolio manager believes have or will develop products, processes or services that will provide significant technological advancements or improvements; and

               b. Companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               The Fund may invest substantially all of its assets in common stocks if its portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. In other words, he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. He

              Investment objective, principal investment strategies and risks  5 makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT IS JANUS GLOBAL TECHNOLOGY FUND'S INDUSTRY POLICY?

               Janus Global Technology Fund will not concentrate its investments in any particular industry or group of related industries. As a result, its portfolio manager may have more flexibility to find companies that he believes will benefit from advances or improvements in technology in a number of industries. Nevertheless, the Fund may hold a significant portion of its assets in industries such as: aerospace/defense; biotechnology; computers; office/business equipment; semiconductors; software; telecommunications; and telecommunications equipment.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. So, for example, if the Fund exceeds a

 6 Janus Global Technology Fund
               limit as a result of market fluctuations or the sale of securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks, but it may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk securities (less than 35% of the Fund's assets)

               - options, futures, forwards and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

              Investment objective, principal investment strategies and risks  7

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under the U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               The Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities

 8 Janus Global Technology Fund
               having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               The Fund may invest in companies with relatively short product cycles, for example, 6 to 9 months. Consequently, its portfolio turnover may be frequent. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

              Investment objective, principal investment strategies and risks  9

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities or companies with relatively small market capitalizations. The Fund's performance may also be affected by industry risk.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Particularly in the area of technology, many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

 10 Janus Global Technology Fund

2. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               The Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in

             Investment objective, principal investment strategies and risks  11 settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. HOW DOES THE NONDIVERSIFIED STATUS OF THE FUND AFFECT ITS RISK?

               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

4. WHAT IS "INDUSTRY RISK"?

               Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. In technology-related industries, competitive pressures may have a significant effect on the performance of companies in which the Fund may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing which may increase their volatility.

               Although Janus Global Technology Fund does not "concentrate" in a specific group of industries, it may at times have significant exposure to companies in a variety of technology-related industries.

 12 Janus Global Technology Fund

5. I'VE HEARD A LOT ABOUT HOW THE CHANGE TO THE YEAR 2000 COULD AFFECT COMPUTER SYSTEMS. DOES THIS CREATE ANY SPECIAL RISKS?

               The portfolio manager carefully researches each potential investment before making an investment decision and, among other things, considers Year 2000 readiness when selecting portfolio holdings. However, there is no guarantee that the information the portfolio manager receives regarding a company's Year 2000 readiness is completely accurate. If a company has not satisfactorily addressed Year 2000 issues, the Fund's performance could suffer.

6. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK SECURITIES?

               High-yield/high-risk securities (or "junk" bonds) are securities rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality securities generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade debt securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

7. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Fund believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.

             Investment objective, principal investment strategies and risks  13

Janus Global Technology Fund

                   Shareholder's
                   Manual

                   This section will help you become
                   familiar with the different types
                   of accounts you can establish with
                   Janus. It also explains in detail
                   the wide array of services and
                   features you can establish on your
                   account, as well as account
                   policies and fees that may apply
                   to your account. Account policies
                   (including fees), services and
                   features may be modified or
                   discontinued without shareholder
                   approval or prior notice.

                                                 [JANUS LOGO]

HOW TO GET IN TOUCH WITH JANUS

               Janus offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations: Monday-Friday 7:00 a.m. to 6:00 p.m. Mountain time and Saturday 9:00 a.m. to 1:00 p.m. Mountain time.

               100 Fillmore Street, Suite 100
               Denver, CO 80206

               3773 Cherry Creek North Drive, Suite 101
               Denver, CO 80209

 QUICK ADDRESS AND TELEPHONE REFERENCE
--------------------------------------------------------------------------------

  MAILING ADDRESS                               JANUS XPRESSLINE(TM)
  Janus                                         1-888-979-7737
  P.O. Box 173375                               For 24-hour access to account
  Denver, CO 80217-3375                         and fund information,
                                                exchanges, purchases and
  FOR OVERNIGHT CARRIER                         redemptions, automated daily
  Janus                                         quotes on fund share prices,
  Suite 101                                     yields and total refunds.
  3773 Cherry Creek North Drive
  Denver, CO 80209-3811                         TDD
                                                1-800-525-0056
  INVESTOR SERVICE REPRESENTATIVES              A telecommunications device
  If you have any questions while reading       for our hearing- and
  this Prospectus, please call one of our       speech-impaired shareholders.
  Investor Service Representatives at
  1-800-525-3713 Monday-Friday: 8:00            JANUS LITERATURE LINE
  a.m.-8:00 p.m., and Saturday: 10:00           1-800-525-8983
  a.m.-4:00 p.m., New York time.                To request a prospectus,
                                                shareholder reports or
  JANUS INTERNET ADDRESS                        marketing materials 24 hours a
  janus.com                                     day.

 16 Janus Global Technology Fund

MINIMUM INVESTMENTS*
---------------------------------------------

To open a new regular account        $2,500

To open a new retirement,
education or UGMA/UTMA account       $  500

To open a new regular account with
an Automatic Investment Program      $  500**

To add to any type of an account     $  100+

 * The Fund reserves the right to
   change the amount of these
   minimums from time to time or
   to waive them in whole or in
   part for certain types of
   accounts.
** An Automatic Investment Program
   requires a $100 minimum
   automatic investment per month
   until the account balance
   reaches $2,500.
 + The minimum subsequent
   investment for IRA UGMA/UTMA
   accounts is $50.

TYPES OF ACCOUNT OWNERSHIP

               If you are investing in the Fund for the first time, you will need to establish an account. You can establish the following types of accounts by completing a New Account Application. To request an application, call 1-800-525-3713 or visit our Web site at janus.com to download an application.

               INDIVIDUAL OR JOINT OWNERSHIP

               Individual accounts are owned by one person. Joint accounts have two or more owners.

               A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)

               An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

               TRUST
               An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

               BUSINESS ACCOUNTS

               Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

                                                        Shareholder's manual  17

TAX-DEFERRED ACCOUNTS

               If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described below and the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               Investors Fiduciary Trust Company serves as custodian for the tax-deferred accounts offered by the Fund. You will be charged an annual account maintenance fee of $12 for each taxpayer identification number no matter how many tax-deferred accounts you have with Janus. You may pay the fee by check or have it automatically deducted from your account (usually in December). The custodian reserves the right to change the amount of this fee or to waive it in whole or in part for certain types of accounts.

               The following plans require a special application. For an application and more details about our Retirement Plans, call 1-800-525-3713.

               TRADITIONAL AND ROTH INDIVIDUAL RETIREMENT ACCOUNTS
               Both types of IRAs allow most individuals with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually. Please refer to the Janus IRA booklet for more complete information regarding IRAs.

               EDUCATION IRA
               This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18. Please refer to the Janus IRA booklet for more complete information regarding the Education IRA.

 18 Janus Global Technology Fund

               SIMPLIFIED EMPLOYEE PENSION PLAN
               This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

               PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
               These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

               SECTION 403(b)(7) PLAN
               Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

HOW TO OPEN YOUR JANUS ACCOUNT

               Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application and make your check payable to Janus. The Fund is available only to U.S. citizens or residents, and your application will be returned if you do not meet these criteria. Send all items to one of the addresses listed in the "Quick Address and Telephone Reference" on page 16.

HOW TO PURCHASE SHARES

               PAYING FOR SHARES

               When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted. Please note the following:

               - Cash, credit cards, third party checks and credit card checks will not be accepted.

               - All purchases must be made in U.S. dollars.

               - Checks must be drawn on a U.S. bank and made payable to Janus.

                                                        Shareholder's manual  19

               - If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

               - If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

               - The Fund reserves the right to reject any specific purchase request.

               If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

               ONCE YOU HAVE OPENED YOUR JANUS ACCOUNT, THE MINIMUM AMOUNT FOR AN ADDITIONAL INVESTMENT IS $100 ($50 FOR IRAs OR UGMA/UTMA ACCOUNTS). You may add to your account at any time through any of the following options:

               BY MAIL

               Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check made payable to Janus and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

               BY TELEPHONE

               This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. To purchase shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus XpressLine, 1-888-979-7737, for access to this option 24 hours a

 20 Janus Global Technology Fund
               day. When you make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares Option" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten days after the form is received.

               BY WIRE

               Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

               BY INTERNET

               You must pre-establish the "Telephone Purchase of Shares Option" to make a purchase on our Web site at janus.com. If you have questions, please call 1-800-975-9932 to speak to a Janus representative.

               AUTOMATIC INVESTMENT PROGRAMS

               Janus offers several automatic investment programs to help investors achieve their financial goals as simply and conveniently as possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

               AUTOMATIC MONTHLY INVESTMENT PROGRAM
               You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. To establish this option, complete the "Automatic Monthly Investment Program" section on the application and attach a "voided" check from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

                                                        Shareholder's manual  21

               PAYROLL DEDUCTION
               If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.

               BY SYSTEMATIC EXCHANGE
               With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

HOW TO EXCHANGE SHARES

               On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

               IN WRITING

               To request an exchange in writing, please follow the instructions for written requests on page 25.

               BY TELEPHONE

               All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus XpressLine, 1-888-979-7737, for access to this option 24 hours a day.

               BY SYSTEMATIC EXCHANGE

               As noted above, you may establish a Systematic Exchange for as little as a $100 subsequent purchase per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges. If the balance in the account you are exchanging from falls below the systematic exchange amount, all remaining shares will be exchanged and the program will be discontinued.

 22 Janus Global Technology Fund

               BY INTERNET

               Exchanges may also be made on our Web site at janus.com.

               EXCHANGE POLICIES

               - Except for Systematic Exchanges, new accounts established by exchange must be opened with $2,500 or the total account value if the value of the account you are exchanging from is less than $2,500.

               - Exchanges between existing accounts must meet the $100
                 subsequent investment requirement.

               - You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges). Exchanges in excess of this limit may be subject to an exchange fee or may result in termination of the exchange privilege.

               - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Fund may reject exchanges from accounts engaged in or known to engage in trading in excess of the limit above (including market timing transactions).

               - Exchanges between accounts will be accepted only if the
                 registrations are identical.

               - If the shares you are exchanging are held in certificate form, you must return the certificate to your Fund prior to making any exchanges.

               - Be sure that you read the prospectus for the fund into which you are exchanging.

               - An exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-tax deferred account.

HOW TO REDEEM SHARES

               On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate

                                                        Shareholder's manual  23
               must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted. The redemption may be suspended for 10 days following an address change unless a signature guarantee is provided.

               IN WRITING

               To request a redemption in writing, please follow the instructions for written requests noted on page 25.

               BY TELEPHONE

               Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing. This option enables you to request redemptions daily from your account by calling 1-800-525-3713 by the close of the regular trading session of the New York Stock Exchange ("NYSE"), normally 4:00 p.m., New York time. You may also use Janus XpressLine 1-888-979-7737, for access to this option 24 hours a day. (There is a daily limit of $100,000 per account for redemptions payable by check).

               BY INTERNET

               Redemptions may also be made on our Web site at janus.com.

               SYSTEMATIC REDEMPTION OPTION

               The Systematic Redemption Option allows you to redeem a specific dollar amount from your account on a regular basis. For more information or to request the appropriate form, please call 1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS

               BY CHECK
               Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

 24 Janus Global Technology Fund

               BY ELECTRONIC TRANSFER
               If you have established the electronic redemption option, your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer). Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire. ACH transfers are made free of charge. Wire redemptions are not available for retirement accounts.

               If you would like to establish the electronic redemption option on an existing account, please call 1-800-525-3713 to request the appropriate form.

               IF THE SHARES BEING REDEEMED WERE PURCHASED BY CHECK, TELEPHONE ON OUR WEB SITE, OR THROUGH THE AUTOMATIC MONTHLY INVESTMENT PROGRAM, THE FUND MAY DELAY THE PAYMENT OF YOUR REDEMPTION PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market
               Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

               To redeem or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed on page 16 and must include the following information:

               - the name of the Fund

               - the account number

               - the amount of money or number of shares being redeemed or exchanged

               - the name(s) on the account

               - the signature(s) of all registered account owners

               - your daytime telephone number

                                                        Shareholder's manual  25

               SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

               INDIVIDUAL, JOINT TENANTS, TENANTS IN COMMON
               Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

               UGMA OR UTMA
               Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

               SOLE PROPRIETOR, GENERAL PARTNER
               Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

               CORPORATION, ASSOCIATION
               Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

               TRUST
               Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

               IRA
               Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59 1/2) or premature (before age 59 1/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

 26 Janus Global Technology Fund

SIGNATURE GUARANTEE

               In addition to the signature requirements, a SIGNATURE GUARANTEE IS ALSO REQUIRED if any of the following is applicable:

               - You request a redemption by check that exceeds $100,000.

               - You would like the check made payable to anyone other than the shareholder(s) of record.

               - You would like the check mailed to an address which has been changed within 10 days of the redemption request.

               - You would like the check mailed to an address other than the address of record.

               THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS. FOR MORE INFORMATION PERTAINING TO SIGNATURE GUARANTEES, PLEASE CALL 1-800-525-3713.

               HOW TO OBTAIN A SIGNATURE GUARANTEE

               A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

               If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

PRICING OF FUND SHARES

               All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent or authorized designee). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that

                                                        Shareholder's manual  27
               the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. The Fund's portfolio securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

               JANUS XPRESSLINE(TM)

               Janus XpressLine, our electronic telephone service, offers you 24-hour access by TouchTone(TM) telephone to obtain information on account balances, Fund performance or dividends. You can also make exchanges, purchases and redemptions in existing accounts, request literature about any Janus fund, or order duplicate statements. Janus XpressLine is accessed by calling 1-888-979-7737. Calls are limited to five minutes.

               JANUS WEB SITE

               Janus maintains a Web site located at janus.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Fund's NAV through the Web site. In order to engage in transactions on our Web site, you must authorize us to transmit account information online and accept online instructions (see janus.com and follow the procedures accordingly). You may also need to have bank account information, wire instructions or other options established on your account. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are

 28 Janus Global Technology Fund
               followed. If you have questions, please call 1-800-975-9932 to speak to a Janus representative.

               ACCOUNT MINIMUMS

               Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from accounts with values below the minimums described on page 17 or to close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that accounts will be valued in September and the $10 fee will be assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

               TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

               You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customer, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing

                                                        Shareholder's manual  29

               Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

               TAXPAYER IDENTIFICATION NUMBER

               On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

               SHARE CERTIFICATES

               Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only and reserves the right to charge a fee for this service. Share certificates will not be issued until the shares have been held for at least 15 days and will not be issued for accounts that do not meet the minimum investment requirements. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

               INVOLUNTARY REDEMPTIONS

               The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

               TELEPHONE TRANSACTIONS

               You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

 30 Janus Global Technology Fund

               It may be difficult to reach an Investor Service Representative by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, calling the Janus XpressLine or visiting our Web site.

               TEMPORARY SUSPENSION OF SERVICES

               The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

               ADDRESS CHANGES

               To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

               REGISTRATION CHANGES

               To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information call 1-800-525-3713.

               STATEMENTS AND REPORTS

               Investors participating in an automatic investment program will receive quarterly confirmations of all transactions. Dividend information will be distributed annually. In addition, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction.

               The Fund produces financial reports, which include a list of the Fund's portfolio holdings, semiannually and updates its prospectus annually. To reduce expenses, the Fund may choose to mail only one report or prospectus to your household, even if more than one person in the household has a Fund account. Please call 1-800-525-3713 if you would like to receive additional reports or prospectuses. The Fund reserves the right to charge a fee for additional statement and report requests.

                                                        Shareholder's manual  31

Management of the fund

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pay Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay. The Fund's management fee schedule is set out below:

           Average Daily Net Assets of Fund              Annual Rate Percentage (%)
--------------------------------------------------------------------------------

   First $300 Million                                               0.75
   Next $200 Million                                                0.70
   Over $500 Million                                                0.65

--------------------------------------------------------------------------------

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

 32 Janus Global Technology Fund

PORTFOLIO MANAGER

C. MIKE LU
--------------------------------------------------------------------------------
                   is Executive Vice President and portfolio manager of the Fund, which he has managed since inception. He joined
                   Janus Capital in 1991 as a research analyst and has consistently focused on companies in the technology industry. Mr. Lu has a Bachelor of Arts in History and a Bachelor of Arts in Economics from Yale University. Mr. Lu received the Chartered Financial Analyst designation.

                                                      Management of the fund  33

Other information

               SIZE OF THE FUND

               Although there is no present intention to do so, the Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               YEAR 2000

               Preparing for Year 2000 is a high priority for Janus Capital, which has established a dedicated group to address this issue. Janus Capital has devoted considerable internal resources and has engaged one of the foremost experts in the field to help achieve Year 2000 readiness. Janus Capital does not anticipate that Year 2000-related issues will have a material impact on its ability to continue to provide the Fund with service at current levels; however, Janus Capital cannot make any assurances that the steps it has taken to ensure Year 2000 readiness will be successful. In addition, there can be no assurance that Year 2000 issues will not affect the companies in which the Fund invests or worldwide markets and economies.

 34 Janus Global Technology Fund

                                                         Distributions and taxes

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are normally declared and paid in December.

               HOW DISTRIBUTIONS AFFECT A FUND'S NAV

               Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

                                                     Distributions and taxes  35

DISTRIBUTION OPTIONS

               When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing the Fund at one of the addresses listed on page 16 or calling 1-800-525-3713. The Fund offers the following options:

               1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares. This option is assigned automatically if no other choice is made.

               2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

               3. REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

               4. REDIRECT OPTION. You may direct your dividends or capital gains to purchase shares of another Janus fund.

               The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a Fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

 36 Janus Global Technology Fund

               TAXES ON DISTRIBUTIONS

               Dividends and distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year.

               TAXATION OF THE FUND

               Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meets these requirements so that any earnings on your investment will not be taxed twice.

                                                     Distributions and taxes  37

Glossary of investment terms

               This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company, and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are equity securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks

 38 Janus Global Technology Fund

               (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK SECURITIES are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES ("PFICS") are any foreign corporations which generate amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be

                                                Glossary of investment terms  39
               distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually heavy redemption requests, or for other temporary or emergency purposes.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

 40 Janus Global Technology Fund

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines on the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices

                                                Glossary of investment terms  41
               including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

 42 Janus Global Technology Fund

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

[JANUS LOGO]
          1-800-525-3713
          P.O. Box 173375
          Denver, Colorado 80217-3375
          janus.com

You can request other information, including a Statement of Additional Information free of charge, by contacting Janus at 1-800-525-3713 or visiting our Web site at janus.com. Other information is also available from financial intermediaries that sell shares of the Fund.

The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review the Fund's Statement of Additional Information at the Public Reference Room of the SEC or get text only copies for a fee, by writing to or calling the Public Reference Room, Washington, D.C. 20549-6009 (1-800-SEC-0330). You may obtain the Statement of Additional Information for free from the SEC's Web site at http://www.sec.gov.

              Investment Company Act File No. 811-1879

  3183